THIRD QUARTER REPORT

THIRD QUARTER REPORT
NOVEMBER 30, 2003

ING PRIME
RATE TRUST

[GRAPHIC]

[ING FUNDS LOGO]

                              ING Prime Rate Trust


                              THIRD QUARTER REPORT

                                November 30, 2003

                                Table of Contents

Portfolio Managers' Report                            2
Statistics and Performance                            5
Additional Notes and Information                      8
Statement of Assets and Liabilities                   9
Statement of Operations                              10
Statements of Changes in Net Assets                  11
Statement of Cash Flows                              12
Financial Highlights                                 13
Notes to Financial Statements                        14
Portfolio of Investments                             21
Shareholder Meeting Information                      40
Additional Information                               41
Trustee and Officer Information                      42

                              ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PERFORMANCE SUMMARY

The Trust declared $0.10 of common dividends during the third fiscal quarter ended November 30, 2003, which, based on the average month-end net asset value ("NAV") per share of $7.18, resulted in an annualized distribution rate of 5.83%(1). Total return (based on NAV) for the quarter was 4.65%, versus a gross total return of 2.53% for the S&P/LSTA Loan Index, while total return for the nine months ended November 30, 2003 was 12.52% compared to 7.46% for the S&P/LSTA Loan Index. During the nine-month period ended November 30, 2003, total return based on the market value of the Trust's common shares (assuming full dividend reinvestment) was 21.11%.

The non-investment grade loan market remained strong during the quarter, again taking its cue from robust conditions in several other key credit markets. A confluence of positive developments, including a now visibly strengthening U.S. economy, healthier corporate earnings, and a further decline in non-investment grade default rates, resulted in the continuation of a strong technical rally in loan prices, thereby propelling 2003 returns to unprecedented levels. The S&P/LSTA Loan Index posted a total return of 9.78% for the full calandar year, up from 2.16% in 2002, and approximately 8.5% in excess of the average three-month London inter-bank offering rate (LIBOR) during the same period.

Broadly speaking, during the quarter, loan values improved across virtually all industry sectors held by the Trust. The primary catalyst behind the Trust's favorable results for the quarter, however, was again an overweight of the cable and wireless sectors. Cable (at 10.1% of total assets as of quarter-end, the leading sector exposure) has clearly ridden the coattails of Charter Communications (the second largest individual position at 3.3% of total assets at quarter-end). Charter, the leading contributor to index returns during 2003, is now bid at near-par levels, due to improved operating visibility and liquidity, and further independent market validation of the underlying value of the company's cable assets. Similarly, all of the Trust's wireless names (at 9.6% of total assets, the second largest sector concentration at quarter-end) improved further during the quarter. Notably, while it remains the Trust's largest single holding (4.7% of total assets at quarter-end), we reduced slightly our aggregate exposure to Nextel Communications as the company refinanced its sizeable institutional term loan during the period. Also favorably impacting performance during the quarter was a continued decline in the number of existing non-performing assets.

Always a key component of our ongoing strategy, we remain focused on maintaining an appropriate level of diversification across both industry sector and issuer lines. During the quarter, the Trust's average amount outstanding per loan declined slightly (to 0.28% of total loan assets, from 0.30% at August 30, 2003), while the number of individual loan positions increased to 355 from 330. We continue to believe that adequate diversification represents the best line of defense against systemic credit risk.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares. As of November 30, 2003, the Trust had $655 million of leverage, consisting of $450 million of "Aaa(2)/AAA(3)" rated cumulative auction rate preferred shares, and $205 million outstanding

                              ING Prime Rate Trust
under $415 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 39.49% at quarter end. The weighted average leverage cost including all borrowings and preferred shares as of quarter end was 1.40%. The use of leverage for investment purposes increases both investment opportunity and investment risk, and we continue to deploy leverage only when it is in the best interest of the Trust's common shareholders.

OUTLOOK

The year 2003 was a pivotal year in the leveraged loan market. One look at annual total return statistics and trailing default rates clearly reveals the market's recovery from its lows of 2002. It also sets the stage for more modest expectations going forward. As we enter 2004, due primarily to excess demand for floating rate secured assets, most seasoned loans remain well bid, many without offer. Assuming no external event or events, we expect little change over the very near-term. As such, we continue to expect further spread tightening, albeit at a somewhat slower pace than in the latter portion of 2003. We also continue to be on watch for structural compromise (e.g.; higher leverage multiples, second lien secured paper) and will, if necessary, sacrifice yield in an attempt to maintain credit discipline. As stated previously, the most significant uncertainty at this point surrounds the timing of a rise in short-term rates. Clearly, an upward move would prove a positive for the performance of adjustable rate senior loans. As we monitor these developments, we will continue to adhere to a disciplined investment strategy that seeks to maintain a high degree of diversification while attempting to take advantage of selective market opportunities.

We thank you for your investment in ING Prime Rate Trust.


/s/ Jeffrey A. Bakalar               /s/ Daniel A. Norman


Jeffrey A. Bakalar                   Daniel A. Norman
SENIOR VICE PRESIDENT                SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER          CO-SENIOR PORTFOLIO MANAGER
AELTUS INVESTMENT MANAGEMENT, INC.   AELTUS INVESTMENT MANAGEMENT, INC.

ING Prime Rate Trust
January 15, 2004

                              ING Prime Rate Trust

1. The distribution rate is calculated by annualizing dividends declared during the quarter and dividing the resulting annualized dividend by the Trust's average month-end net asset value (In the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Obligations rated Aaa by Moody's are judged to be of the highest quality, with minimal credit risk.

3. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

SENIOR LOANS ARE SUBJECT TO CREDIT RISKS AND THE POTENTIAL FOR NON-PAYMENT OF SCHEDULED PRINCIPAL OR INTEREST PAYMENTS, WHICH MAY RESULT IN A REDUCTION OF THE TRUST'S NAV.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS." ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS."

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

INDEX DESCRIPTIONS

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is a total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry.

ALL INDICES ARE UNMANAGED. AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

                              ING Prime Rate Trust

STATISTICS AND PERFORMANCE as of November 30, 2003

                            PORTFOLIO CHARACTERISTICS

   Net Assets                                                                      $    995,593,796
   Assets Invested in Senior Loans                                                 $  1,580,484,387
   Senior Loans Represented                                                                     355
   Average Amount Outstanding per Loan                                             $      4,452,069
   Industries Represented                                                                        39
   Average Loan Amount per Industry                                                $     40,525,241
   Portfolio Turnover Rate                                                                       64%
   Weighted Average Days to Interest Rate Reset                                                  45
   Average Loan Final Maturity                                                            54 months
   Total Leverage as a Percentage of Total Assets (including Preferred Shares)                39.49%

                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                            NET ASSETS        TOTAL ASSETS
   Cable Television                           16.9%               10.1%
   Cellular Communications                    16.1%               9.6%
   Healthcare, Education and Childcare        11.2%               6.7%
   Printing and Publishing                    10.4%               6.3%
   Automobile                                  8.9%               5.4%
   Containers, Packaging and Glass             8.2%               4.9%
   Leisure, Amusement and Entertainment        7.3%               4.4%
   Chemicals, Plastics and Rubber              7.3%               4.4%
   Beverage, Food and Tobacco                  6.6%               3.9%
   Telecommunications Equipment                6.1%               3.7%

                 TOP TEN SENIOR LOAN ISSUERS AS A PERCENTAGE OF:

                                            NET ASSETS        TOTAL ASSETS
   Nextel Finance Company(1)                   7.8%               4.7%
   Charter Communications Operating, LLC       5.5%               3.3%
   Dex Media West, LLC                         2.9%               1.8%
   Conseco, Inc.                               2.5%               1.5%
   Crown Castle Operating Company              2.2%               1.3%
   Century Cable Holdings, LLC                 2.1%               1.3%
   Wyndham International, Inc.                 2.1%               1.2%
   Olympus Cable Holdings, LLC                 1.9%               1.2%
   Cincinnati Bell, Inc.                       1.9%               1.1%
   Calpine Corporation                         1.8%               1.1%

----------
(1)  COMBINATION OF NEXTEL FINANCE COMPANY AND NEXTEL OPERATIONS, INC.

                              ING Prime Rate Trust

STATISTICS AND PERFORMANCE as of November 30, 2003

                          YIELDS AND DISTRIBUTION RATES

                                       NET ASSET                           AVERAGE               AVERAGE
                                     VALUE ("NAV")        MARKET          ANNUALIZED           ANNUALIZED
                          PRIME       30-DAY SEC        30-DAY SEC       DISTRIBUTION         DISTRIBUTION
   QUARTER ENDED          RATE         YIELD(A)          YIELD(A)       RATE AT NAV(B)      RATE AT MARKET(B)
   -------------          -----      -------------      ----------      --------------      -----------------
   November 30, 2003       4.00%          6.51%            6.30%            5.83%                 5.68%
   August 31, 2003         4.00%          5.82%            5.45%            5.98%                 5.72%
   May 31, 2003            4.25%          6.93%            6.75%            6.16%                 6.07%
   February 28, 2003       4.25%          6.93%            7.23%            6.52%                 6.93%

                          AVERAGE ANNUAL TOTAL RETURNS

                                                       NAV     MARKET
   1 Year                                             15.40%    34.76%
   3 Years                                             3.70%     7.58%
   5 Years                                             3.40%     3.30%
   10 Years                                            6.36%     6.32%
   Since Trust Inception(F),(H)                        6.79%     N/A
   Since Initial Trading on NYSE(G)                    N/A       6.66%

ASSUMES RIGHTS WERE EXERCISED AND EXCLUDES SALES CHARGES AND COMMISSIONS
(C),(D),(E)

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

               See statistics and performance footnotes on page 7.

                              ING Prime Rate Trust

STATISTICS AND PERFORMANCE FOOTNOTES

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F) Inception Date -- May 12, 1988. Since inception return is not applicable since the Trust did not trade on the NYSE prior to March 9, 1992.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.

                              ING Prime Rate Trust

ADDITIONAL NOTES AND INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program," formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $25,000 on a monthly basis. Amounts in excess of $25,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the administrator for the Program.

For dividend reinvestment purposes, DST Systems, Inc. will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the DST Systems, Inc. when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES -- CALENDAR 2004 DIVIDENDS:

     DECLARATION DATE   EX-DIVIDEND DATE   PAYABLE DATE
     ----------------   ----------------   ------------
     January 30         February 6         February 24
     February 27        March 8            March 22
     March 31           April 7            April 22
     April 30           May 6              May 24
     May 28             June 8             June 22
     June 30            July 8             July 22
     July 30            August 6           August 23
     August 31          September 8        September 22
     September 30       October 7          October 22
     October 29         November 8         November 22
     November 30        December 8         December 22
     December 20        December 29        January 12

     RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DIVIDEND DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                              ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of November 30, 2003 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,656,285,703)                   $   1,636,468,603
Cash                                                                               6,398,365
Receivables:
  Investment securities sold                                                       7,086,765
  Interest                                                                         8,460,871
  Other                                                                              208,455
Prepaid expenses                                                                      99,690
                                                                           -----------------
     Total assets                                                              1,658,722,749
                                                                           -----------------
LIABILITIES:
Notes payable                                                                    205,000,000
Deferred arrangement fees on senior loans                                          5,349,570
Dividends payable -- preferred shares                                                 66,392
Payable to affiliates                                                              1,427,680
Accrued trustees' fees                                                                22,183
Other accrued expenses                                                             1,263,128
                                                                           -----------------
     Total liabilities                                                           213,128,953
                                                                           -----------------
Preferred shares, $25,000 stated value per share at liquidation
  value (18,000 shares outstanding)                                              450,000,000
                                                                           -----------------
NET ASSETS                                                                 $     995,593,796
                                                                           =================
Net assets value per common share outstanding (net assets less preferred shares at liquidation value, divided by 137,462,862 shares of
  beneficial interest authorized and outstanding, no par value)            $            7.24

NET ASSETS CONSIST OF:
  Paid-in capital                                                          $   1,291,917,268
  Undistributed net investment income                                             14,057,326
  Accumulated net realized loss on investments                                  (290,563,698)
  Net unrealized depreciation of investments                                     (19,817,100)
                                                                           -----------------
  NET ASSETS                                                               $     995,593,796
                                                                           =================

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Nine Months Ended November 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                                 $   61,243,559
Arrangement fees earned                                                       2,533,121
Dividends                                                                         9,008
Other                                                                         2,579,093
                                                                         --------------
     Total investment income                                                 66,364,781
                                                                         --------------
EXPENSES:
Investment management fees                                                    9,233,423
Administration fees                                                           2,885,445
Transfer agent and registrar fees                                               534,372
Interest                                                                      1,816,262
Shareholder reporting expense                                                   113,850
Custodian fees                                                                  380,325
Revolving credit facility fees                                                   97,956
Professional fees                                                               669,861
Preferred Shares -- Dividend disbursing agent fees                              892,901
Insurance expense                                                                21,054
Pricing expense                                                                  45,622
ICI fees                                                                         12,981
Postage expense                                                                 221,065
Trustees' fees                                                                   55,000
Miscellaneous expense                                                           192,649
                                                                         --------------
     Total expenses                                                          17,172,766
                                                                         --------------
Net investment income                                                        49,192,015
                                                                         --------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                            (45,107,279)
Net change in unrealized appreciation of investments                        112,014,697
                                                                         --------------
     Net realized and unrealized gain on investments                         66,907,418
                                                                         --------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income                                                   (3,923,170)
                                                                         --------------
Net increase in net assets resulting from operations                     $  112,176,263
                                                                         ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                          NINE MONTHS          YEAR
                                                             ENDED             ENDED
                                                          NOVEMBER 30,     FEBRUARY 28,
                                                              2003             2003
                                                          -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                     $  49,192,015    $  69,429,083
Net realized loss on investments                            (45,107,279)    (115,778,026)
Change in unrealized appreciation on
  investments                                               112,014,697       51,893,096
Distributions to preferred shareholders
  from net investment income                                 (3,923,170)      (7,499,067)
                                                          -------------    -------------
  Net increase (decrease) in net assets
   resulting from operations                                112,176,263       (1,954,914)
                                                          -------------    -------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Distributions from net investment income                    (42,934,868)     (61,643,423)
                                                          -------------    -------------
Decrease in net assets from distributions
  to common shareholders                                    (42,934,868)     (61,643,423)
                                                          -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Dividends reinvested for common shares                        3,969,059               --
                                                          -------------    -------------
Net increase from capital share transactions                  3,969,059               --
                                                          -------------    -------------
Net increase (decrease) in net assets                        73,210,454      (63,598,337)
                                                          -------------    -------------
NET ASSETS:
Beginning of period                                         922,383,342      985,981,679
                                                          -------------    -------------
End of period (including undistributed
  net investment income of $14,057,326
  and $11,723,349, respectively)                          $ 995,593,796    $ 922,383,342
                                                          =============    =============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Nine Months Ended November 30, 2003 (Unaudited)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                               $  53,908,935
 Dividends received                                                      9,008
 Facility fees paid                                                    (97,956)
 Dividends paid to preferred shareholder                            (3,903,192)
 Arrangement fees received                                           4,790,124
 Other income received                                               2,451,620
 Interest paid                                                      (1,816,262)
 Other operating expenses paid                                     (14,851,077)
 Purchases of securities                                          (968,845,688)
 Proceeds from sales of securities                                 934,376,940
                                                                 -------------
   Net cash provided by operating activities                     $   6,022,452
                                                                 -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid to common shareholders                             (42,934,868)
 Net repayment of notes payable                                     38,000,000
 Dividends reinvested for common shares                              3,969,059
                                                                 -------------
   Net cash flows used in financing activities                        (965,809)
                                                                 -------------
 Net change in cash                                                  5,056,643
 Cash at beginning of period                                         1,341,722
                                                                 -------------
 Cash at end of period                                           $   6,398,365
                                                                 =============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations             $ 112,176,263
                                                                 -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
 Change in unrealized depreciation of securities                  (112,014,697)
 Net accretion of discounts on securities                           (6,252,330)
 Realized loss on sale of securities                                45,107,279
 Purchase of securities                                           (968,845,688)
 Proceeds on sale of securities                                    934,376,940
 Increase in other assets                                             (127,473)
 Increase in interest receivable                                    (1,082,294)
 Decrease in prepaid expenses                                          104,087
 Increase in deferred arrangement fees on senior loans               2,257,003
 Increase in dividends payable -- preferred shareholder                 19,978
 Increase in payable to affiliate                                      195,113
 Decrease in accrued trustees' fees                                     (7,192)
 Increase in other accrued expenses                                    115,463
                                                                 -------------
 Total adjustments                                                (106,153,811)
                                                                 -------------
   Net cash provided by operating activities                     $   6,022,452
                                                                 =============

                 See Accompanying Notes to Financial Statements

                              ING PRIME RATE TRUST

FINANCIAL HIGHLIGHTS (Unaudited)

For a common share outstanding throughout the period


                                                              NINE MONTHS
                                                                ENDED                 YEARS ENDED FEBRUARY 28 OR FEBRUARY 29,
                                                              NOVEMBER 30,   -------------------------------------------------------
                                                                 2003           2003      2002        2001        2000       1999(4)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $      6.73       7.20      8.09        8.95        9.24       9.34
Net investment income                                         $      0.34       0.50      0.74        0.88        0.79       0.79
Net realized and unrealized gain (loss) on investments        $      0.52      (0.47)    (0.89)      (0.78)      (0.30)     (0.10)
                                                              -----------    -------   -------   ---------   ---------  ---------
Increase (decrease) in net asset value from investment
  operations                                                  $      0.86       0.03     (0.15)       0.10        0.49       0.69
Distributions to Common Shareholders from net investment
  income                                                      $     (0.32)     (0.45)    (0.63)      (0.86)      (0.78)     (0.82)
Distribution to Preferred Shareholders                        $     (0.03)     (0.05)    (0.11)      (0.06)         --         --
Increase in net asset value from share offerings              $        --         --        --          --          --       0.03
Reduction in net asset value from Preferred Shares offerings  $        --         --        --       (0.04)         --         --
                                                              -----------    -------   -------   ---------   ---------  ---------
Net asset value, end of period                                $      7.24       6.73      7.20        8.09        8.95       9.24
                                                              ===========    =======   =======   =========   =========  =========
Closing market price at end of period                         $      7.48       6.46      6.77        8.12        8.25       9.56
TOTAL INVESTMENT RETURN(1)
Total investment return at closing market price(2)            %     21.11       2.53     (9.20)       9.10       (5.88)      1.11
Total investment return at net asset value(3)                 %     13.83       0.44     (3.02)       0.19        5.67       7.86
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (000's)                              $   995,594    922,383   985,982   1,107,432   1,217,339  1,202,565
Preferred Shares-Aggregate amount outstanding (000's)         $   450,000    450,000   450,000     450,000          --         --
Liquidation and market value per share of Preferred Shares    $    25,000     25,000    25,000      25,000          --         --
Borrowings at end of period (000's)                           $   205,000    167,000   282,000     510,000     484,000    534,000
Asset coverage ratios(6)                                      %       252        250       235         215         352        325
Average borrowings (000's)                                    $   130,535    190,671   365,126     450,197     524,019    490,978
Ratios to average net assets including Preferred Shares(7)
  Expenses (before interest and other fees
    related to revolving credit facility)(8)                  %      1.45       1.49      1.57        1.62          --         --
  Expenses(8)                                                 %      1.62       1.81      2.54        3.97          --         --
  Net investment income(8)                                    %      4.65       4.97      6.83        9.28          --         --
Ratios to average net assets plus borrowing
  Expenses (before interest and other fees related to
    revolving credit facility)(8)                             %      1.86       1.82      1.66        1.31        1.00(5)    1.05(5)
  Expenses(8)                                                 %      2.10       2.23      2.70        3.21        2.79(5)    2.86(5)
  Net investment income(8)                                    %      6.01       6.10      7.24        7.50        6.12       6.00
Ratios to average net assets
  Expenses (before interest and other fees
    related to revolving credit facility)(8)                  %      2.12       2.19      2.25        1.81        1.43(5)    1.50(5)
  Expenses(8)                                                 %      2.39       2.68      3.64        4.45        4.00(5)    4.10(5)
  Net investment income(8)                                    %      6.84       7.33      9.79       10.39        8.77       8.60
  Portfolio turnover rate                                     %        64         48        53          46          71         68
  Common shares outstanding at end of period (000's)              137,463    136,973   136,973     136,847     136,036    130,206

(1) Total investment return calculations are attributable to common shareholders.
(2) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.
(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.
(4) The Investment Manager agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(5)  Calculated on total expenses before impact on earnings credits.
(6) Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.
(7) Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to preferred shares.
(8)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of November 30, 2003 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Trust has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. As of November 30, 2003, 94.87% of total investments were valued based on these procedures. It is expected that most of the loans held by the Trust will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

     Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Manager") or Aeltus Investment Management, Inc. ("ING Aeltus" the "Sub-Advisor"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Trust's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Trust's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at NASDAQ official closing price. Debt and equity securities traded in the over-the-counter market

                              ING Prime Rate Trust
     and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains (if any), the Trust intends not to be subject to any federal excise tax.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement date basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received. For all loans acquired prior to March 1, 2001, arrangement fees, which represent non-refundable fees associated with the acquisition of loans are deferred and recognized over the shorter of 2.5 years or the actual terms of the loan. For all loans, except revolving credit facilities, acquired subsequent to February 28, 2001, fees are treated as discounts and accreted as described in Note 1.H. Fees associated with revolving credit facilities acquired subsequent to February 28, 2001 are deferred and recognized over the shorter of four years or the actual term of the loan.

D. DISTRIBUTIONS TO COMMON SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-dividend date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on an annual basis.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles in the United States of America. Actual results could differ from these estimates.

G. SHARE OFFERINGS. During the year ended February 28, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

                              ING Prime Rate Trust

H. CHANGE IN ACCOUNTING PRINCIPLE. In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). Effective March 1, 2001, the Fund adopted the provisions of the Guide and began amortizing premiums and accreting discounts on debt securities. Prior to March 1, 2001, the Trust had not amortized premiums nor accreted discounts. The cumulative effect of this accounting change had no impact on net assets of the Trust, but resulted in a $3,653,000 increase in the cost of securities and a corresponding $3,653,000 increase in net unrealized depreciation of investments, based on securities held by the Trust on March 1, 2001.

NOTE 2 -- INVESTMENTS

For the nine months ended November 30, 2003, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $981,891,893 and $954,048,503, respectively. At November 30, 2003, the Trust held senior loans valued at $1,580,741,268 representing 96.6% of its total investments. The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Trust may take the form of a direct lending relationship with the borrower, an assignment of a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrant.

The Fund values portfolio securities by using the market value of the securities when reliable market value quotations for the securities are readily available. When reliable market value quotations are not readily available, the Fund determines, in good faith, the fair value of the

                              ING Prime Rate Trust
securities in accordance with the Trust's fair valuation procedures as established by the Board of Trustees. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                                      DATE OF        COST OR
                                                                                    ACQUISITION   ASSIGNED BASIS
                                                                                    -----------   --------------
Allied Digital Technologies Corporation -- Residual Interest in
  Bankruptcy Estate                                                                   06/05/02    $      186,961
AM Cosmetics Corporation -- Liquidation Interest                                      03/07/03                50
Block Vision Holdings Corporation -- Common Shares                                    09/30/02                --
Boston Chicken Inc. -- Residual Interest in Boston Chicken Plan Trust                 12/26/00         6,990,635
Cedar Chemical -- Liquidation Interest                                                12/31/02                --
Covenant Care, Inc. -- Warrants                                                       12/22/95                --
Covenant Care, Inc. -- Warrants                                                       01/18/02                --
Decision One Corporation -- Common Shares                                             06/16/00                --
Electro Mechanical Solutions -- Residual Interest in Bankruptcy Estate                10/02/02                61
Enterprise Profit Solutions -- Liquidation Interest                                   10/21/02                --
Euro United Corporation -- Residual Interest in Bankruptcy Estate                     06/21/02         4,466,250
Exide Technologies -- Warrants                                                        11/30/01                --
Grand Union Company -- Residual Interest in Bankruptcy Estate                         07/01/02             4,268
Holmes Products Corporation -- Warrants                                               10/24/01                --
Humphreys, Inc. -- Residual Interest in Bankruptcy Estate                             05/15/02               100
IHDG Realty -- Common Shares                                                          05/02/01                 1
Imperial Home Decor Group, Inc. -- Common Shares                                      05/02/01                 1
Insilco Technologies -- Residual Interest in Bankruptcy Estate                        05/02/03            43,482
Intera Group, Inc. -- Common Shares                                                   11/29/02                --
IT Group, Inc. -- Residual Interest in Bankruptcy Estate                              09/12/03           366,989
Kevco, Inc. -- Residual Interest in Bankruptcy Estate                                 06/05/02           147,443
Morris Material Handling, Inc. -- Common Shares                                       10/09/01         3,009,059
MP Holdings, Inc. -- Common Shares                                                    04/16/01                 6
Murray's Discount Auto Stores, Inc. -- Interest in Undistributed Escrow Account       08/11/03           510,279
Neoplan USA Corporation -- Common Shares                                              08/29/03                --
Neoplan USA Corporation -- Series B Preferred Shares                                  08/29/03                --
Neoplan USA Corporation -- Series C Preferred Shares                                  08/29/03           428,603
Neoplan USA Corporation -- Series D Preferred Shares                                  08/29/03         3,524,300
New Piper Aircraft -- Residual Interest in Litigation Proceeds                        07/02/03                --
New World Restaurant Group, Inc. -- Warrants                                          09/27/01                40
Safelite Glass Corporation -- Common Shares                                           09/12/00                --
Safelite Realty -- Common Shares                                                      09/12/00                --
Sarcom, Inc. -- Common Shares                                                         12/11/02                --
Sarcom, Inc. -- Preferred Shares                                                      12/11/02         2,782,654
Scientific Games Corporation -- Common Shares                                         10/30/03           554,457
Soho Publishing -- Common Shares                                                      01/10/02               133
Stellex Aerostructures, Inc. -- Common Shares                                         10/17/01           275,767
Targus Group, Inc. -- Common Shares                                                   03/11/03                --
Tartan Textile Services, Inc. -- Series D Preferred Shares                            07/16/01         2,227,655
Tartan Textile Services, Inc. -- Series E Preferred Shares                            07/16/01         2,333,852
Telinget, Inc. -- Common Shares                                                       09/18/02                --
Tembec, Inc. -- Common Shares                                                         01/08/02         1,442,942
Transtar Metals -- Residual Interest in Bankruptcy Estate                             01/09/03            80,459
TSR Wireless, LLC -- Residual Interest in Bankruptcy Estate                           10/15/02                --
U.S. Aggregates -- Residual Interest in Bankruptcy Estate                             04/07/03                --
U.S. Office Products Company -- Residual Interest in Bankruptcy Estate                06/11/02                --
                                                                                                  --------------
Total restricted securities excluding senior loans (market value of
   $33,494,775 was 3.4% of net assets at November 30, 2003)                                       $   29,376,447
                                                                                                  ==============

                              ING Prime Rate Trust

NOTE 3 -- MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of ING Funds Services, LLC (the "Administrator"), to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets (inclusive of preferred stock) plus borrowings ("Managed Assets").

The Investment Manager entered into a subadvisory agreement with ING Aeltus, a wholly owned subsidiary of ING Groep N.V. effective August 19, 2003. Subject to such policies as the Board or the Investment Manager may determine, ING Aeltus manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an Administration Agreement with the Administrator to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's average daily Managed Assets.

At November 30, 2003, the Trust had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

     ACCRUED INVESTMENT         ACCRUED
      MANAGEMENT FEES     ADMINISTRATIVE FEES      TOTAL
     ------------------   -------------------   ------------
        $  1,087,756          $  339,924        $  1,427,680

The Trust has adopted a Retirement Policy covering all independent trustees of the Trust who will have served as a independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures on August 25, 2004 and a $325 million 364-day revolving securitization facility which matures on June 12, 2004, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at November 30, 2003, was $205 million, at a weighted average interest rate of 1.61%. The amount of borrowings represented 12.4% of total assets at November 30, 2003. Average borrowings for the period ended November 30, 2003 were $130,534,545 and the average annualized interest rate was 1.95%.

As of November 30, 2003, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Amerco, Inc.                                     $     9,773,135
Block Vision Holdings Corporation                        118,771
Centennial Cellular Operating Company                  2,000,000
Cincinnati Bell, Inc.                                  2,596,489
Citadel Broadcasting Company                           1,680,000
Davita, Inc.                                           3,000,000
DirecTV Holdings, LLC                                  2,000,000
Express Scripts, Inc.                                  3,092,006
Federal-Mogul Corporation                                389,471
Fleming Companies, Inc.                                  797,493
Georgia-Pacific Corporation                            8,440,000
Hercules, Inc.                                         1,500,000
Insight Health Services Corporation                      250,000
J.C. Penney Company, Inc.                             10,000,000
Lyondell Chemical Company                              9,000,000
Neoplan USA Corporation                                1,125,000
Nextel Finance Company                           $     8,273,476
Nutrasweet Acquisition Corporation                       472,250
Park Place Entertainment Corporation                   5,297,136
Peabody Energy Corporation                             2,500,000
Primedia, Inc.                                         1,290,468
Quality Distribution, Inc.                             1,054,534
Relizon Company                                        8,213,749
Rural Cellular Corporation                             1,046,863
Sears Roebuck and Company                             10,000,000
Six Flags Theme Parks, Inc.                            3,000,000
Smurfit-Stone Container                                2,269,080
United Defense Industries, Inc.                        3,000,000
United Rentals (North America), Inc.                   6,000,000
Western Wireless Corporation                           9,500,000
                                                 ---------------
                                                 $   117,679,921
                                                 ===============

                              ING Prime Rate Trust

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

As of November 30, 2003, share offerings pursuant to shelf registrations were as follows:

     REGISTRATION          SHARES          SHARES
         DATE            REGISTERED       REMAINING
     ------------       -----------       ----------
       6/11/98           15,000,000               --
       6/19/98           10,000,000        9,730,800
       9/15/98           25,000,000       19,126,437
       3/04/99            5,000,000        3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. Costs associated with the offering of approximately $5,438,664 were charged against the proceeds received. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness. The Trust may reborrow amounts in the future to increase its use of leverage which will be consistent with the limitations imposed by the 1940 Act. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

NOTE 6 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the period ended November 30, 2003.

NOTE 7 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Manager believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. The Trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated loans and unsecured loans. As of November 30, 2003, the Trust held 0.90% of its total assets in subordinated loans and unsecured loans.

NOTE 8 -- FEDERAL INCOME TAXES

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains (if any) are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to common shareholders for nine months ended November 30, 2003 and year ended February 28, 2003 were as follows:

                          ORDINARY        LONG-TERM     TAX RETURN
                           INCOME       CAPITAL GAINS   OF CAPITAL
                        -------------   -------------   ----------
November 30, 2003       $  42,934,867   $          --   $       --
February 28, 2003          61,643,423              --           --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or

                              ING Prime Rate Trust
permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

NOTE 9 -- OTHER INFORMATION

As with many financial services companies, ING investments and affiliates of ING investments (collectively, "ING") have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. ING is also conducting an internal review of investment company share trading as well as reviewing their policies and procedures in this area.

NOTE 10 -- SUBSEQUENT EVENTS

Subsequent to November 30, 2003, the Trust paid to Common Shareholders the following dividends from net investment income:

     PER SHARE AMOUNT   DECLARATION DATE   RECORD DATE   PAYABLE DATE
     ----------------   ----------------   -----------   ------------
        $  0.0360           12/19/03         12/31/03       1/13/04

Subsequent to November 30, 2003, the Trust paid to Preferred Shareholders the following dividends from net investment income:

               TOTAL
  PREFERRED   PER SHARE          AUCTION                RECORD                PAYABLE
   SHARES      AMOUNT             DATES                 DATES                  DATES
  ---------   ---------   --------------------   --------------------   --------------------
  Series M    $  33.99    12/01/03 to 01/05/04   12/08/03 to 01/12/04   12/09/03 to 01/13/04
  Series T    $  34.32    12/02/03 to 01/06/04   12/09/03 to 01/13/04   12/10/03 to 01/14/04
  Series W    $  34.76    12/03/03 to 01/07/04   12/10/03 to 01/14/04   12/11/03 to 01/15/04
  Series Th   $  36.89    12/04/03 to 01/08/04   12/11/03 to 01/15/04   12/12/03 to 01/16/04
  Series F    $  33.75    12/05/03 to 01/09/04   12/12/03 to 01/16/04   12/15/03 to 01/20/04

                              ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of November 30, 2003 (Unaudited)

SENIOR LOANS*: 158.7%

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 2.4%
                         ALLIANT TECHSYSTEMS, INC.                    Ba2       BB-
     $   2,276,748       Term Loan, maturing April 20, 2009                               $     2,298,330
                         DRS TECHNOLOGIES, INC.                       Ba3       BB-
         1,500,000       Term Loan, maturing November 04, 2010                                  1,521,796
                         PIEDMONT AVIATION SERVICES                    NR        NR
         4,680,432       Term Loan, maturing July 23, 2006                                      4,633,627
         4,680,432       Term Loan, maturing July 23, 2007                                      4,633,628
                         TITAN CORPORATION                            Ba3       BB-
         2,962,500       Term Loan, maturing June 30, 2009                                      2,969,290
                         TRANSDIGM, INC.                               B1       B+
         2,000,000       Term Loan, maturing July 22, 2010                                      2,024,688
                         UNITED DEFENSE INDUSTRIES, INC.              Ba3        BB
         6,224,849       Term Loan, maturing August 13, 2009                                    6,253,197
                                                                                          ---------------
                                                                                               24,334,556
                                                                                          ---------------
AUTOMOBILE: 8.9%
                         AFTERMARKET TECHNOLOGY CORPORATION           Ba2       BB-
         1,713,682       Term Loan, maturing February 08, 2008                                  1,709,397
         1,246,268       Term Loan, maturing February 08, 2008                                  1,249,829
                         AMERICAN AXLE & MANUFACTURING, INC.          Ba1       BBB
         3,518,257       Term Loan, maturing April 30, 2006                                     3,529,251
                         COLLINS & AIKMAN PRODUCTS                     B1        B+
         3,397,224       Term Loan, maturing December 31, 2005                                  3,362,159
                         DURA OPERATING CORPORATION                   Ba3        BB
         3,160,000       Term Loan, maturing December 31, 2008                                  3,184,689
                    (2)  EXIDE TECHNOLOGIES                            NR         D
         1,612,012  (3)  Revolver, maturing December 18, 2003                                   1,140,498
           371,195  (3)  Term Loan, maturing December 18, 2003                                    262,620
         3,227,260  (3)  Term Loan, maturing March 18, 2005                                     2,283,286
                    (2)  FEDERAL-MOGUL CORPORATION                     Ca        NR
         7,551,408       Revolver, maturing February 24, 2004                                   6,591,752
         4,059,121       Term Loan, maturing February 24, 2004                                  3,535,243
         5,880,000       Term Loan, maturing February 24, 2005                                  5,159,700
                         GOODYEAR TIRE & RUBBER COMPANY               Ba2       BB+
         5,500,000       Term Loan, maturing March 31, 2006                                     5,548,125
                         HLI OPERATING COMPANY, INC.                  Ba3       BB-
         4,987,500       Term Loan, maturing June 03, 2009                                      5,051,405
                         KEYSTONE AUTOMOTIVE INDUSTRIES, INC.          B1        B+
         1,500,000       Term Loan, maturing October 30, 2009                                   1,520,625
                         METALDYNE COMPANY, LLC                        B2       BB-
         4,407,226       Term Loan, maturing December 31, 2009                                  4,376,010
                         POLYPORE, INC.                               Ba3       BB-
         5,417,500       Term Loan, maturing December 31, 2007                                  5,469,416
                         SAFELITE GLASS CORPORATION                    B3        B+
         6,729,690       Term Loan, maturing September 30, 2007                                 6,662,393

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
     $  10,823,607       Term Loan, maturing September 30, 2007                           $    10,701,841
                         STONERIDGE, INC.                             Ba3        BB
           570,000       Term Loan, maturing April 30, 2008                                       570,000
                         TENNECO AUTOMOTIVE, INC.                      B1        B
         1,281,583       Term Loan, maturing November 04, 2007                                  1,290,127
         1,281,583       Term Loan, maturing May 04, 2008                                       1,290,127
                         TRW AUTOMOTIVE ACQUISITIONS CORPORATION      Ba2        BB
        11,000,000       Term Loan, maturing February 28, 2011                                 11,117,634
                         UNITED COMPONENTS, INC.                       B1       BB-
         3,465,000       Term Loan, maturing June 30, 2010                                      3,495,319
                                                                                          ---------------
                                                                                               89,101,446
                                                                                          ---------------
BANKING: 0.2%
                    (2)  OUTSOURCING SOLUTIONS, INC.                   NR        D
         3,495,095  (3)  Term Loan, maturing June 10, 2006                                      2,284,919
                                                                                          ---------------
                                                                                                2,284,919
                                                                                          ---------------
BEVERAGE, FOOD AND TOBACCO: 6.6%
                         B & G FOODS, INC.                             B1        B+
         1,500,000       Term Loan, maturing August 31, 2009                                    1,518,125
                         BIRDS EYE FOODS, INC.                        Ba3        B+
         6,602,432       Term Loan, maturing June 30, 2008                                      6,650,920
                         COMMONWEALTH BRANDS, INC.                    Ba3       BB-
         6,896,500       Term Loan, maturing August 28, 2007                                    6,918,052
                         CONSTELLATION BRANDS, INC.                   Ba1        BB
         3,750,000       Term Loan, maturing November 30, 2008                                  3,784,766
                         CP KELCO APS                                  B3        B
         2,965,909       Term Loan, maturing March 31, 2008                                     2,986,300
           981,723       Term Loan, maturing September 30, 2008                                   988,473
                         DEAN FOODS COMPANY                           Ba1       BB+
         4,812,500       Term Loan, maturing July 15, 2007                                      4,830,547
        11,591,653       Term Loan, maturing July 15, 2008                                     11,694,888
                         DEL MONTE CORPORATION                        Ba3       BB-
         4,620,485       Term Loan, maturing December 20, 2010                                  4,677,761
                         DS WATERS ENTERPRISES L.P.                    B1        B+
         3,500,000       Term Loan, maturing November 07, 2009                                  3,551,041
                    (2)  FLEMING COMPANIES, INC.                       B3        D
         1,537,589       Revolver, maturing June 18, 2007                                       1,528,620
         3,494,133       Term Loan, maturing June 18, 2008                                      3,469,384
                         INTERSTATE BRANDS CORPORATION                Ba2        BB
           987,500       Term Loan, maturing July 19, 2007                                        989,506
           938,871       Term Loan, maturing July 19, 2007                                        942,744
                         MAFCO WORLDWIDE CORPORATION                   B1        B
         1,725,476       Term Loan, maturing March 31, 2006                                     1,708,221
                         NATIONAL DAIRY HOLDINGS, L.P.                Ba2       BB+
         2,462,500       Term Loan, maturing April 30, 2009                                     2,467,629

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)
                         NUTRASWEET ACQUISITION CORPORATION           Ba3        NR
     $     417,720       Term Loan, maturing May 24, 2005                                 $       398,923
           304,101       Term Loan, maturing June 30, 2006                                        304,862
         3,000,000       Second Lien Term Loan, maturing May 25, 2009                           2,958,750
                         SOUTHERN WINE & SPIRITS OF AMERICA, INC.     Ba3      BBB-
         2,975,000       Term Loan, maturing July 02, 2008                                      3,002,272
                                                                                          ---------------
                                                                                               65,371,784
                                                                                          ---------------
BUILDINGS AND REAL ESTATE: 1.2%
                    (2)  AMERCO, INC.                                  NR        NR
         2,226,865       Debtor in Possession Term Loan, maturing
                         August 13, 2004                                                        2,215,731
                         ASSOCIATED MATERIALS, INC.                   Ba3        B+
         1,710,526       Term Loan, maturing August 02, 2010                                    1,729,056
            78,947       Term Loan, maturing August 20, 2010                                       79,638
                         BUILDING MATERIALS HOLDING CORPORATION       Ba2       BB-
         1,995,000       Term Loan, maturing August 21, 2010                                    2,002,481
                         MACERICH PARTNERSHIP, L.P.                   Ba2        NR
         4,723,200       Term Loan, maturing July 26, 2005                                      4,746,816
                         WERNER HOLDINGS COMPANY, INC.                Ba3        B
         1,000,000       Term Loan, maturing June 11, 2009                                        913,333
                                                                                          ---------------
                                                                                               11,687,055
                                                                                          ---------------
CABLE TELEVISION: 16.9%
                    (2)  ADELPHIA COMMUNICATIONS CORPORATION           NR       BBB
         2,945,693       Debtor in Possession Term Loan, maturing
                         June 25, 2004                                                          2,972,696
                         BRESNAN COMMUNICATIONS, LLC                   B1       BB-
         5,000,000       Term Loan, maturing December 31, 2007                                  5,039,845
                         CC VI OPERATING COMPANY, LLC                  B2      CCC+
         9,598,619       Term Loan, maturing November 12, 2008                                  9,232,672
                         CC VIII OPERATING, LLC                        B2        B-
         4,421,250       Term Loan, maturing February 02, 2008                                  4,294,139
                    (2)  CENTURY CABLE HOLDINGS, LLC                  Caa1       NR
         1,230,000       Revolver, maturing March 31, 2009                                      1,097,775
        16,500,000       Term Loan, maturing June 30, 2009                                     15,190,313
         5,000,000       Term Loan, maturing December 31, 2009                                  4,537,500
                         CHARTER COMMUNICATIONS OPERATING, LLC         B2        B
        40,055,519       Term Loan, maturing March 18, 2008                                    38,756,198
        16,272,399       Term Loan, maturing September 18, 2008                                15,692,695
                         FALCON CABLE COMMUNICATIONS, LLC              B2        BB
         1,280,777       Term Loan, maturing December 31, 2007                                  1,232,748
         2,262,063       Term Loan, maturing November 01, 2008                                  2,165,926
         1,417,834       Term Loan, maturing November 01, 2008                                  1,343,398
                    (2)  FRONTIERVISION OPERATING PARTNERS, L.P.       B2        NR
         2,593,939       Revolver, maturing October 31, 2005                                    2,540,439

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)
     $   2,000,000       Term Loan, maturing September 30, 2005                           $     1,958,750
         2,400,000       Term Loan, maturing March 31, 2006                                     2,350,500
                    (2)  HILTON HEAD COMMUNICATIONS, L.P.             Caa1       NR
         7,000,000       Revolver, maturing September 30, 2007                                  6,326,250
                         INSIGHT MIDWEST HOLDINGS, LLC                Ba3       BB+
         1,000,000       Term Loan, maturing June 30, 2009                                        991,667
        14,500,000       Term Loan, maturing December 31, 2009                                 14,567,976
         2,000,000       Term Loan, maturing January 06, 2010                                   2,009,376
                         MCC IOWA MEDIACOM BROADBAND                  Ba3       BB+
        16,500,000       Term Loan, maturing September 30, 2010                                16,593,951
                    (2)  OLYMPUS CABLE HOLDINGS, LLC                   B2        NR
         2,000,000       Term Loan, maturing June 30, 2010                                      1,861,000
        18,250,000       Term Loan, maturing September 30, 2010                                17,374,000
                                                                                          ---------------
                                                                                              168,129,814
                                                                                          ---------------
CARGO TRANSPORT: 2.1%
                    (2)  AMERICAN COMMERCIAL LINES, LLC                Ba3       NR
         2,000,000       Debtor in Possession Term Loan, maturing
                         July 31, 2004                                                          1,995,000
                    (2)  AMERICAN COMMERCIAL LINES, LLC               Caa1        D
         1,258,356       Term Loan, maturing June 30, 2006                                      1,088,478
         1,804,934       Term Loan, maturing June 30, 2007                                      1,561,268
                         CSX/HORIZON LINES, LLC                       Ba3       BB-
         1,569,048       Term Loan, maturing February 27, 2009                                  1,580,571
                         GEMINI LEASING, INC.                          B1        NR
         4,117,116  (3)  Term Loan, maturing August 12, 2005                                    1,646,847
                         NEOPLAN USA CORPORATION                       NR        NR
         1,125,000       Revolver, maturing June 30, 2006                                       1,125,000
         5,428,505       Term Loan, maturing June 30, 2006                                      5,428,505
                         PACER INTERNATIONAL, INC.                     B1       BB-
         2,611,765       Term Loan, maturing June 10, 2010                                      2,634,074
                         QUALITY DISTRIBUTION, INC.                    B1        B+
           445,466       Term Loan, maturing November 13, 2009                                    450,477
                         TEREX CORPORATION                             B1       BB-
         1,411,524       Term Loan, maturing July 03, 2009                                      1,408,584
         1,960,075       Term Loan, maturing December 31, 2009                                  1,961,790
                                                                                          ---------------
                                                                                               20,880,594
                                                                                          ---------------
CELLULAR COMMUNICATIONS: 16.1%
                         AIRGATE PCS, INC.                             B3        CC
           972,817       Term Loan, maturing June 06, 2007                                        935,120
        12,868,789       Term Loan, maturing September 30, 2008                                12,370,124
                         ALAMOSA HOLDINGS, LLC                         B2        CC
         1,000,000       Term Loan, maturing February 14, 2008                                    970,313

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
CELLULAR COMMUNICATIONS (CONTINUED)
                         CENTENNIAL CELLULAR OPERATING CORPORATION     B3        B
     $   7,939,333       Term Loan, maturing November 30, 2006                            $     7,858,948
                         CENTENNIAL PUERTO RICO OPERATIONS
                         CORPORATION                                   B3        B
           632,731       Term Loan, maturing November 30, 2006                                    626,325
                         DOBSON CELLULAR SYSTEMS, INC.                Ba3        B-
         7,000,000       Term Loan, maturing March 31, 2010                                     7,098,126
                         HORIZON PERSONAL COMMUNICATIONS, INC.         B2        D
         1,000,000       Term Loan, maturing September 26, 2008                                   820,000
         3,500,000       Term Loan, maturing March 31, 2009                                     2,870,000
                         INDEPENDENT WIRELESS ONE CORPORATION         Caa1      NR
        10,000,000  (3)  Term Loan, maturing June 20, 2008                                      7,200,000
                         MICROCELL TELECOMMUNICATIONS, INC.            NR      CCC+
         8,417,900       Term Loan, maturing December 31, 2008                                  8,186,408
                         NEXTEL FINANCE COMPANY                       Ba2       BB
           777,734       Revolver, maturing December 31, 2007                                     764,231
        36,612,449       Term Loan, maturing December 31, 2007                                 36,287,917
        38,216,225       Term Loan, maturing March 31, 2009                                    38,378,644
                         NEXTEL OPERATIONS, INC.                      Ba2       BB
         1,885,658       Term Loan, maturing February 10, 2007                                  1,912,749
                         RURAL CELLULAR CORPORATION                    B2       B-
         8,745,974       Term Loan, maturing April 03, 2008                                     8,614,785
         3,459,377       Term Loan, maturing October 03, 2008                                   3,469,558
         3,459,377       Term Loan, maturing April 03, 2009                                     3,468,938
                         US UNWIRED, INC.                              B2      CCC-
         2,790,405       Term Loan, maturing September 30, 2007                                 2,692,741
         1,770,992       Term Loan, maturing March 31, 2008                                     1,709,008
                         WESTERN WIRELESS CORPORATION                  B3       B-
           500,000       Revolver, maturing March 31, 2008                                        485,834
         6,825,000       Term Loan, maturing March 31, 2008                                     6,742,888
         2,291,667       Term Loan, maturing March 31, 2008                                     2,243,686
         4,135,439       Term Loan, maturing September 30, 2008                                 4,140,178
                                                                                          ---------------
                                                                                              159,846,521
                                                                                          ---------------
CHEMICALS, PLASTICS AND RUBBER: 7.3%
                         ACADIA ELASTOMERS CORPORATION                 NR       NR
         8,467,153       Term Loan, maturing March 31, 2004                                     8,043,796
                         FMC CORPORATION                              Ba1      BBB-
         3,970,000       Term Loan, maturing October 21, 2007                                   4,024,588
                         GEO SPECIALTY CHEMICALS, INC.                 B3      CCC+
         1,740,101       Term Loan, maturing December 31, 2007                                  1,557,390
                         HERCULES, INC.                               Ba1       BB
         4,962,500       Term Loan, maturing May 15, 2007                                       4,999,719
                         HUNTSMAN, LLC                                 B2        B
         5,565,110       Term Loan, maturing March 31, 2007                                     5,126,858
         7,800,617       Term Loan, maturing March 31, 2007                                     7,186,318

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
                         HUNTSMAN INTERNATIONAL, LLC                   B1        B
     $   5,624,593       Term Loan, maturing June 30, 2007                                $     5,653,419
         5,624,593       Term Loan, maturing June 30, 2008                                      5,654,280
                         JOHNSONDIVERSEY, INC.                        Ba3       BB-
         3,307,344       Term Loan, maturing November 03, 2009                                  3,341,105
                         NALCO COMPANY                                 B1        BB
        15,000,000       Term Loan, maturing November 04, 2010                                 15,125,625
                         NOVEON, INC.                                  B1       BB-
         7,901,655       Term Loan, maturing December 31, 2009                                  7,985,610
                         ROCKWOOD SPECIALTIES GROUP, INC.              B1        B+
         4,000,000       Term Loan, maturing July 23, 2010                                      4,044,168
                                                                                          ---------------
                                                                                               72,742,876
                                                                                          ---------------
CONTAINERS, PACKAGING AND GLASS: 8.2%
                         BERRY PLASTICS CORPORATION                    B1        B+
         2,965,000       Term Loan, maturing August 31, 2010                                    2,994,650
         1,000,000       Term Loan, maturing August 31, 2010                                    1,002,500
                         BLUE RIDGE PAPER PRODUCTS, INC.               B3        B+
         7,536,863       Term Loan, maturing May 14, 2006                                       7,084,652
                         CONSTAR INTERNATIONAL, INC.                   B2       BB-
         2,970,000       Term Loan, maturing November 20, 2009                                  2,931,637
                         CROWN CORK & SEAL COMPANY, INC.              Ba3       BB-
         3,500,000       Term Loan, maturing September 15, 2008                                 3,534,563
                         GRAPHIC PACKAGING INTERNATIONAL, INC.         B1        B+
        15,000,000       Term Loan, maturing August 09, 2010                                   15,189,375
                         GREIF BROS. CORPORATION                      Ba3        BB
         2,262,500       Term Loan, maturing August 23, 2009                                    2,274,620
                         IMPAXX, INC.                                  NR        NR
         4,081,057       Term Loan, maturing April 30, 2005                                     3,632,141
                         JEFFERSON SMURFIT CORPORATION                Ba3        B+
         1,647,273       Term Loan, maturing March 31, 2007                                     1,658,426
                         KERR GROUP, INC.                              B1        BB-
         2,500,000       Term Loan, maturing August 13, 2010                                    2,520,833
                    (2)  LINCOLN PULP & EASTERN FINE                   NR        NR
            92,280  (3)  Term Loan, maturing December 31, 2001                                     42,449
        14,881,108  (3)  Term Loan, maturing August 31, 2004                                    6,845,310
                         OWENS-ILLINOIS GROUP, INC.                    B1        BB
        12,000,000       Term Loan, maturing April 01, 2008                                    12,086,256
                         PLIANT CORPORATION                            B2       BB-
         1,752,828       Term Loan, maturing May 31, 2008                                       1,761,045
                         SILGAN HOLDINGS, INC.                        Ba2        BB
         2,990,000       Term Loan, maturing November 30, 2008                                  3,009,934
                         SMURFIT-STONE CONTAINER                      Ba3        B+
           730,919       Revolver, maturing December 31, 2005                                     720,869

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS (CONTINUED)
                         SMURFIT-STONE CONTAINER CANADA, INC.         Ba3        B+
     $   1,589,025       Term Loan, maturing June 30, 2009                                $     1,601,936
                         STONE CONTAINER CORP.
         9,378,477       Term Loan, maturing June 30, 2009                                      9,454,677
                         TEKNI-PLEX, INC.                              B1        B+
         2,902,500       Term Loan, maturing June 21, 2008                                      2,900,686
                                                                                          ---------------
                                                                                               81,246,559
                                                                                          ---------------
DATA AND INTERNET SERVICES: 0.1%
                         McLEODUSA, INC.                              Caa2       NR
         1,326,088       Term Loan, maturing May 30, 2008                                         965,834
                                                                                          ---------------
                                                                                                  965,834
                                                                                          ---------------
DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS & MINERALS: 0.4%
                         GEORGIA-PACIFIC CORPORATION                  Ba2       BB+
         1,560,000       Revolver, maturing November 03, 2005                                   1,531,140
         2,500,000       Term Loan, maturing November 03, 2005                                  2,504,168
                                                                                          ---------------
                                                                                                4,035,308
                                                                                          ---------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 4.9%
                         BARJAN PRODUCTS, LLC                          NR        NR
         4,813,875  (3)  Term Loan, maturing May 31, 2006                                       2,069,966
                         BRAND SERVICES, INC.                          B1        B+
         3,970,000       Term Loan, maturing October 16, 2009                                   3,991,505
                         DRESSER, INC.                                Ba3       BB-
         5,219,136       Term Loan, maturing April 10, 2009                                     5,280,179
                         FLOWSERVE CORPORATION                        Ba3       BB-
         1,321,878       Term Loan, maturing June 30, 2006                                      1,327,249
         4,062,900       Term Loan, maturing June 30, 2009                                      4,095,911
                         MUELLER GROUP, INC.                           B1        B+
         5,925,000       Term Loan, maturing May 31, 2008                                       5,947,219
                         NEPTUNE TECHNOLOGY GROUP, INC.                B1        B+
         4,625,000       Term Loan, maturing March 31, 2010                                     4,688,594
                         NORCROSS SAFETY PRODUCTS, LLC                 B1        B+
           955,288       Term Loan, maturing March 20, 2009                                       964,244
                         SPX CORPORATION                              Ba2      BBB-
        14,084,108       Term Loan, maturing September 30, 2009                                14,231,991
                         UNITED PET GROUP                              NR        NR
         5,719,119       Term Loan, maturing March 31, 2006                                     5,733,417
                                                                                          ---------------
                                                                                               48,330,275
                                                                                          ---------------
DIVERSIFIED/CONGLOMERATE SERVICE: 1.0%
                         IRON MOUNTAIN, INC.                          Ba3        BB
         1,990,000       Term Loan, maturing February 15, 2008                                  2,009,723
                         PRIVATE BUSINESS, INC.                        NR        NR
         3,473,894       Term Loan, maturing August 19, 2006                                    3,421,786
                         US INVESTIGATIONS SERVICES, LLC               B1       BB-
         4,364,155       Term Loan, maturing December 31, 2008                                  4,391,431
                                                                                          ---------------
                                                                                                9,822,940
                                                                                          ---------------
                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
ECOLOGICAL: 1.0%
                         ALLIED WASTE NORTH AMERICA, INC.             Ba3        BB
     $   2,000,000       Term Loan, maturing January 15, 2010                             $     2,012,500
         3,597,321       Term Loan, maturing January 15, 2010                                   3,621,452
                         IESI COPRORATION                              B1        B+
         1,000,000       Term Loan, maturing September 30, 2010                                 1,011,875
                         WASTE CONNECTIONS, INC.                      Ba2       BB+
         3,000,000       Term Loan, maturing October 22, 2010                                   3,038,439
                                                                                          ---------------
                                                                                                9,684,266
                                                                                         ---------------
ELECTRONICS: 1.7%
                         ACTERNA, LLC                                  NR        NR
           769,003       Term Loan, maturing October 14, 2008                                     769,003
                         DECISION ONE CORPORATION                      B3       CCC
         8,907,032       Term Loan, maturing April 18, 2005                                     6,502,133
         1,766,238       Term Loan, maturing April 18, 2005                                     1,289,354
                         KNOWLES ELECTRONICS, INC.                     B2       CCC+
         2,121,197       Term Loan, maturing June 29, 2007                                      2,110,591
                         SARCOM, INC.                                  NR        NR
         1,000,659       Term Loan, maturing June 30, 2007                                      1,000,659
                         TRANSACTION NETWORK SERVICES, INC.           Ba3       BB-
         5,526,836       Term Loan, maturing April 03, 2007                                     5,513,019
                                                                                          ---------------
                                                                                               17,184,759
                                                                                          ---------------
FARMING AND AGRICULTURE: 0.3%
                         SCOTTS COMPANY                               Ba1        BB
         3,000,000       Term Loan, maturing September 30, 2010                                 3,037,767
                                                                                          ---------------
                                                                                                3,037,767
                                                                                          ---------------
FINANCE: 0.5%
                         RENT-A-CENTER, INC.                          Ba2        BB
         4,987,500       Term Loan, maturing May 28, 2009                                       5,039,714
                                                                                          ---------------
                                                                                                5,039,714
                                                                                          ---------------
GAMING: 4.4%
                    (2)  ALADDIN GAMING, LLC                          Caa1       NR
         4,596,275  (3)  Term Loan, maturing August 26, 2006                                    3,929,815
        12,327,146  (3)  Term Loan, maturing February 26, 2008                                 10,539,710
                         ALLIANCE GAMING CORPORATION                   B1       BB-
         7,000,000       Term Loan, maturing September 04, 2009                                 7,061,250
                         AMERISTAR CASINOS, INC.                      Ba3       BB-
         2,906,770       Term Loan, maturing December 20, 2006                                  2,923,121
                         ARGOSY GAMING COMPANY                        Ba2        BB
         4,398,750       Term Loan, maturing July 31, 2008                                      4,428,991
                         BOYD GAMING CORPORATION                      Ba1       BB+
           987,500       Term Loan, maturing June 24, 2008                                        993,055
                         ISLE OF CAPRI CASINOS, INC.                  Ba2       BB-
         2,569,803       Term Loan, maturing April 26, 2008                                     2,590,081

               See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P            VALUE
---------------------------------------------------------------------------------------------------------
GAMING (CONTINUED)
                         PARK PLACE ENTERTAINMENT CORPORATION         Ba1       BB+
     $   4,702,864       Revolver, maturing December 31, 2003                             $     4,692,085
                         PENN NATIONAL GAMING                         Ba3       BB-
         3,482,501       Term Loan, maturing September 01, 2007                                 3,505,555
                         UNITED AUBURN INDIAN COMMUNITY               Ba3       BB-
         3,293,436       Term Loan, maturing January 24, 2009                                   3,318,137
                                                                                          ---------------
                                                                                               43,981,800
                                                                                          ---------------
GROCERY: 0.2%
                         GIANT EAGLE, INC.                            Ba2       BB+
         1,919,667       Term Loan, maturing August 02, 2009                                    1,930,864
                                                                                          ---------------
                                                                                                1,930,864
                                                                                          ---------------
HEALTHCARE, EDUCATION AND CHILDCARE: 11.2%
                         ALARIS MEDICAL SYSTEMS, INC.                  B1        BB
         2,380,255       Term Loan, maturing June 30, 2009                                      2,407,628
                         ALLIANCE IMAGING, INC.                        B1        B+
           887,405       Term Loan, maturing November 02, 2006                                    872,984
         4,217,331       Term Loan, maturing June 10, 2008                                      4,183,065
                         APRIA HEALTHCARE GROUP, INC.                 Ba1       BBB-
         4,900,000       Term Loan, maturing July 20, 2008                                      4,916,846
                         CAREMARK RX, INC.                            Ba2       BBB-
         2,457,563       Term Loan, maturing March 31, 2006                                     2,471,386
                         COMMUNITY HEALTH SYSTEMS, INC.               Ba3       BB-
        14,859,950       Term Loan, maturing July 16, 2010                                     15,001,119
         2,000,000       Term Loan, maturing January 16, 2011                                   2,016,876
                         COVENANT CARE, INC.                           NR        NR
         5,126,131       Term Loan, maturing February 15, 2004                                  5,062,055
                         DAVITA, INC.                                 Ba3       BB-
         4,687,500       Term Loan, maturing March 31, 2007                                     4,718,752
         8,975,758       Term Loan, maturing March 31, 2009                                     9,035,599
                         EXPRESS SCRIPTS, INC.                        Ba1       BBB
         3,076,923       Term Loan, maturing March 31, 2008                                     3,104,120
                         FISHER SCIENTIFIC INTERNATIONAL, INC.        Ba3       BB+
         2,705,078       Term Loan, maturing March 31, 2010                                     2,724,690
         3,615,833       Term Loan, maturing March 31, 2010                                     3,642,048
                         FRESENIUS MEDICAL CARE HOLDINGS, INC.        Ba1       BB+
         4,987,500       Term Loan, maturing February 21, 2010                                  5,042,053
                         HANGER ORTHOPEDIC                             B1        B+
         2,000,000       Term Loan, maturing September 30, 2009                                 2,020,000
                         HCA, INC.                                    Ba1       BBB-
         8,228,571       Term Loan, maturing April 30, 2006                                     8,141,143
                         IASIS HEALTHCARE CORPORATION                  B1        B+
         1,845,000       Term Loan, maturing September 30, 2010                                 1,867,140
                         INSIGHT HEALTH SERVICES CORPORATION           B1        B+
           200,000       Term Loan, maturing October 07, 2008                                     200,250

                                  See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P            VALUE
---------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
     $      50,000       Term Loan, maturing October 07, 2008                             $        50,063
         2,666,667       Term Loan, maturing October 17, 2008                                   2,670,000
         3,316,400       Term Loan, maturing October 17, 2008                                   3,330,909
                         KINETIC CONCEPTS, INC.                        B1       BB-
         4,987,500       Term Loan, maturing August 11, 2010                                    5,038,936
                         MARINER HEALTH CARE, INC.                     B1        NR
           988,381       Floating Rate Note, maturing May 13, 2009                                982,468
                         MEDCO HEALTH                                 Ba1       BBB
         3,000,000       Term Loan, maturing June 30, 2010                                      3,011,874
                         OXFORD HEALTH PLANS, INC.                    Ba2       BB+
         3,482,500       Term Loan, maturing April 25, 2009                                     3,501,581
                         PACIFICARE HEALTH SYSTEMS, INC.               B1        BB
           997,500       Term Loan, maturing June 03, 2008                                      1,006,644
                         SYBRON DENTAL MANAGEMENT, INC.               Ba3       BB-
         1,032,265       Term Loan, maturing June 06, 2009                                      1,038,330
                         TRIAD HOSPITALS, INC.                        Ba3        BB
         1,547,653       Term Loan, maturing September 30, 2008                                 1,560,873
                         VANGUARD HEALTH SYSTEMS, INC.                Ba3        B+
         5,458,750       Term Loan, maturing January 03, 2010                                   5,503,102
                         VICAR OPERATING, INC.                         B1        B+
         5,941,803       Term Loan, maturing June 30, 2009                                      5,986,366
                                                                                          ---------------
                                                                                              111,108,900
                                                                                          ---------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 1.0%
                         GLOBAL IMAGING SYSTEMS, INC.                 Ba3       BB-
         1,496,250       Term Loan, maturing June 25, 2009                                      1,503,731
                         HOLMES PRODUCTS CORPORATION                   B2        B
         1,310,712       Term Loan, maturing February 05, 2007                                  1,310,985
                         IDENTITY GROUP, INC.                          NR        NR
         4,525,000       Term Loan, maturing May 11, 2007                                       2,850,750
                         IMPERIAL HOME DECOR GROUP, INC.               NR        NR
           833,725  (3)  Term Loan, maturing April 04, 2006                                            --
                         SEALY MATTRESS COMPANy                        B1        B+
         1,136,956       Term Loan, maturing December 15, 2004                                  1,138,661
         1,521,057       Term Loan, maturing December 15, 2005                                  1,523,339
         1,944,748       Term Loan, maturing December 15, 2006                                  1,947,665
                                                                                          ---------------
                                                                                               10,275,131
                                                                                          ---------------
INSURANCE: 2.8%
                         CONSECO, INC.                                Caa2       B-
         3,846,154       Term Loan, maturing September 10, 2009                                 3,850,962
        15,384,615       Term Loan, maturing September 10, 2009                                15,408,662
         1,153,846       Term Loan, maturing September 10, 2010                                 1,155,288
         4,615,385       Term Loan, maturing September 10, 2010                                 4,622,114
                         INFINITY PROPERTY & CASUALTY                 Baa3      BBB
         2,966,250       Term Loan, maturing June 30, 2010                                      2,992,205
                                                                                          ---------------
                                                                                               28,029,231
                                                                                          ---------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 7.3%
                         AMF BOWLING WORLDWIDE, INC.                   B1        B
     $   1,623,973       Term Loan, maturing February 28, 2008                            $     1,632,093
                         FITNESS HOLDINGS WORLDWIDE, INC.              B1        B
         5,521,240       Term Loan, maturing November 02, 2006                                  5,505,135
         5,619,836       Term Loan, maturing November 02, 2007                                  5,603,442
                         LODGENET ENTERTAINMENT CORPORATION            B1        B+
         4,944,608       Term Loan, maturing June 30, 2006                                      4,958,517
                         LOEWS CINEPLEX ENTERTAINMENT CORPORATION      NR        NR
         6,400,898       Term Loan, maturing February 29, 2008                                  6,430,234
                         NEW JERSEY BASKETBALL, LLC                    B2        B-
         4,000,000       Term Loan, maturing December 08, 2003                                  3,980,000
                         PANAVISION, INC.                             Caa1      CCC
        13,913,248       Term Loan, maturing March 31, 2005                                    13,113,236
                         PURE FISHING                                  NR        NR
         2,962,500       Term Loan, maturing December 31, 2009                                  2,968,055
                         REGAL CINEMAS, INC.                          Ba2       BB-
         4,947,823       Term Loan, maturing June 30, 2009                                      5,005,549
                         SIX FLAGS THEME PARKS, INC.                  Ba2        B+
        10,000,000       Term Loan, maturing June 30, 2009                                      9,997,320
                         VIVENDI UNIVERSAL ENTERTAINMENT, LLLP        Ba2       BB+
         7,000,000       Term Loan, maturing June 30, 2008                                      7,057,750
                         XANTERRA PARKS & RESORTS, LLC                 NR        NR
         3,252,713       Term Loan, maturing September 30, 2004                                 3,248,648
         3,252,713       Term Loan, maturing September 30, 2005                                 3,248,648
                                                                                          ---------------
                                                                                               72,748,627
                                                                                          ---------------
LODGING: 2.6%
                         EXTENDED STAY AMERICA, INC.                  Ba3       BB-
         5,114,441       Term Loan, maturing January 15, 2008                                   5,169,421
                         WYNDHAM INTERNATIONAL, INC.                   NR        NR
         5,861,783       Term Loan, maturing June 30, 2004                                      5,547,932
        16,357,004       Term Loan, maturing June 30, 2006                                     15,167,718
                                                                                          ---------------
                                                                                               25,885,071
                                                                                          ---------------
MACHINERY: 2.7%
                         ALLIANCE LAUNDRY HOLDINGS, LLC                B1         B
         3,502,371       Term Loan, maturing August 02, 2007                                    3,509,667
                         ANTHONY CRANE RENTAL, L.P.                   Caa2       CC
        13,861,917       Term Loan, maturing July 20, 2006                                      9,252,830
                         MORRIS MATERIAL HANDLING, INC.                NR        NR
           249,574       Term Loan, maturing September 28, 2004                                   237,095
                         NATIONAL WATERWORKS, INC.                     B1       BB-
         2,969,388       Term Loan, maturing November 22, 2009                                  2,995,370
                         REXNORD CORPORATION                           B1        B+
         6,436,111       Term Loan, maturing November 25, 2009                                  6,481,363
                         UNITED RENTALS (NORTH AMERICA), INC.         Ba3        BB
         1,725,660       Term Loan, maturing August 31, 2007                                    1,737,389

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
MACHINERY (CONTINUED)

                         VUTEK, INC.                                   B1        NR
       $   821,051       Term Loan, maturing July 31, 2005                                $       796,419
         1,695,438       Term Loan, maturing July 31, 2007                                      1,644,575
           657,848       Term Loan, maturing December 30, 2007                                    645,696
                                                                                          ---------------
                                                                                               27,300,404
                                                                                          ---------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.9%
                         PEABODY ENERGY CORPORATION                   Ba1       BB+
         8,955,000       Term Loan, maturing March 21, 2010                                     9,056,675
                                                                                          ---------------
                                                                                                9,056,675
                                                                                          ---------------
OIL AND GAS: 1.6%
                         CITGO PETROLEUM CORPORATION                  Ba2       BB+
         2,500,000       Term Loan, maturing February 27, 2006                                  2,600,000
                         PACIFIC ENERGY GROUP, LLC                    Ba2       BBB-
         4,000,000       Term Loan, maturing July 26, 2009                                      4,033,752
                         W-H ENERGY SERVICES, INC.                     B2        B+
         3,412,547       Term Loan, maturing April 16, 2007                                     3,446,672
         3,491,250       Term Loan, maturing April 16, 2007                                     3,480,340
                         WILLIAMS PRODUCTION RMT COMPANY               B1        BB
         2,493,750       Term Loan, maturing May 30, 2007                                       2,528,039
                                                                                          ---------------
                                                                                               16,088,803
                                                                                          ---------------
OTHER BROADCASTING AND ENTERTAINMENT: 3.6%
                         AMERICAN MOVIE CLASSICS                      Ba1       BBB-
           997,500       Term Loan, maturing March 14, 2009                                     1,000,201
                         DIRECTV HOLDINGS, LLC                        Ba2        BB
         8,500,000       Term Loan, maturing March 06, 2010                                     8,556,848
                         LIBERTY MEDIA CORPORATION                    Baa3      BBB-
        15,000,000       Floating Rate Note, maturing
                         September 17, 2006                                                    15,153,570
                         PEGASUS MEDIA & COMMUNICATIONS, INC.          B3        B-
         1,651,507       Term Loan, maturing April 30, 2005                                     1,604,026
         5,000,000       Term Loan, maturing July 31, 2006                                      5,075,000
                         RAINBOW MEDIA GROUP                          Ba2       BB+
         3,990,000       Term Loan, maturing March 14, 2009                                     4,000,805
                                                                                          ---------------
                                                                                               35,390,450
                                                                                          ---------------
OTHER TELECOMMUNICATIONS: 2.3%
                         CINCINNATI BELL, INC.                         B1        B+
           374,348       Revolver, maturing November 09, 2004                                     373,119
        18,000,000       Term Loan, maturing June 30, 2008                                     18,205,308
                         GCI HOLDINGS, INC.                           Ba3       BB+
         2,928,286       Term Loan, maturing October 31, 2007                                   2,960,315
                         INTERA GROUP, INC.                            NR        NR
         2,685,175       Term Loan, maturing December 31, 2005                                  1,235,181
         1,741,297  (3)  Term Loan, maturing December 31, 2005                                         --
           909,384  (3)  Term Loan, maturing December 31, 2005                                         --
                                                                                          ---------------
                                                                                               22,773,923
                                                                                          ---------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 4.4%
                         ARMKEL, LLC                                  Ba3       BB-
     $   1,532,087       Term Loan, maturing March 28, 2009                               $     1,546,450
                         BUHRMANN U.S., INC.                          Ba3        B+
         1,315,518       Term Loan, maturing October 26, 2005                                   1,295,785
           634,034       Term Loan, maturing October 26, 2007                                     636,808
                         CHURCH & DWIGHT COMPANY, INC.                Ba2        BB
         1,380,000       Term Loan, maturing September 30, 2007                                 1,397,768
                         JARDEN CORPORATION                           Ba3        B+
         2,000,000       Term Loan, maturing April 24, 2008                                     2,015,626
                         JOSTENS, INC.                                Ba3        B+
         4,500,000       Term Loan, maturing July 29, 2010                                      4,544,888
                         NORWOOD PROMOTIONAL PRODUCTS, INC.            NR        NR
        12,305,290       Term Loan, maturing February 01, 2005                                 12,305,290
         7,731,328  (3)  Term Loan, maturing February 01, 2005                                  3,440,441
         1,998,167  (3)  Term Loan, maturing February 01, 2005                                         --
                         PAINT SUNDRY BRANDS CORPORATION               B2        B+
           664,162       Term Loan, maturing August 11, 2005                                      660,842
           650,472       Term Loan, maturing August 11, 2006                                      647,219
                         PLAYTEX PRODUCTS, INC.                        B2         B
        11,161,766       Term Loan, maturing May 31, 2009                                      11,159,444
                         RAYOVAC CORPORATION                           B1        B+
         4,450,000       Term Loan, maturing September 30, 2009                                 4,467,613
                                                                                          ---------------
                                                                                               44,118,174
                                                                                          ---------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 3.3%
                         AFC ENTERPRISES, INC.                         B1         B
         1,535,827       Term Loan, maturing May 23, 2009                                       1,539,282
                         ALDERWOODS GROUP, INC.                        B1       BB-
         2,254,659       Term Loan, maturing September 29, 2008                                 2,287,775
                         COINMACH CORPORATION                          B1       BB-
         4,900,000       Term Loan, maturing July 25, 2009                                      4,927,053
                         DOMINO'S, INC.                                B1        B+
         6,173,918       Term Loan, maturing June 25, 2010                                      6,224,081
                         GATE GOURMET BORROWER, LLC                    B1        BB
         1,000,000       Term Loan, maturing December 31, 2008                                    985,625
         1,000,000       Term Loan, maturing December 31, 2009                                    982,500
                         OTIS SPUNKMEYER, INC.                         B1        B+
         6,676,100       Term Loan, maturing February 20, 2009                                  6,720,609
                         PAPA GINO'S, INC.                             NR        NR
         1,585,227       Term Loan, maturing August 31, 2006                                    1,565,683
         4,593,750       Term Loan, maturing August 31, 2007                                    4,567,014
PERSONAL, FOOD AND MISCELLANEOUS SERVICES (CONTINUED)
                         RELIZON COMPANY                              Ba3       BB-
                40       Revolver, maturing August 04, 2006                                            36

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P             VALUE
---------------------------------------------------------------------------------------------------------
                         WEIGHT WATCHES INTERNATIONAL, INC.           Ba1        BB
     $     340,458       Term Loan, maturing December 31, 2009                            $       343,331
         2,652,042       Term Loan, maturing December 31, 2009                                  2,673,921
                                                                                          ---------------
                                                                                               32,816,910
                                                                                          ---------------
PRINTING AND PUBLISHING: 10.4%
                         ADAMS OUTDOOR ADVERTISING, L.P.               B1        B+
         1,765,000       Term Loan, maturing February 08, 2008                                  1,774,192
                         AMERICAN MEDIA OPERATIONS, INC.              Ba3        B+
         3,969,466       Term Loan, maturing April 01, 2007                                     4,002,214
                         CANWEST MEDIA, INC.                          Ba3        B+
         9,948,718       Term Loan, maturing May 15, 2009                                      10,057,537
                         DEX MEDIA EAST, LLC                          Ba3       BB-
         4,859,535       Term Loan, maturing November 08, 2008                                  4,889,908
         4,693,600       Term Loan, maturing May 08, 2009                                       4,739,072
                         DEX MEDIA WEST, LLC                          Ba3       BB-
         1,914,815       Term Loan, maturing September 09, 2009                                 1,929,574
        26,807,407       Term Loan, maturing March 09, 2010                                    27,103,415
                         LAMAR MEDIA CORPORATION                      Ba2       BB-
        15,000,000       Term Loan, maturing June 30, 2010                                     15,153,120
                         MOORE CORPORATION                            Ba2       BB+
         3,990,000       Term Loan, maturing March 15, 2010                                     4,005,377
                         PRIMEDIA, INC.                                B3         B
           709,532       Revolver, maturing June 30, 2008                                         658,978
         6,527,706       Term Loan, maturing June 30, 2009                                      6,348,194
                         R.H. DONNELLEY, INC.                         Ba3        BB
         7,940,000       Term Loan, maturing June 30, 2010                                      8,048,627
                         READER'S DIGEST ASSOCIATIONS, INC.           Ba1        BB
         8,244,456       Term Loan, maturing May 20, 2008                                       8,265,801
         1,874,354       Term Loan, maturing May 21, 2007                                       1,874,941
                         TRANSWESTERN PUBLISHING COMPANY              Ba3       BB-
         2,307,000       Term Loan, maturing June 27, 2008                                      2,324,662
                         ZIFF DAVIS MEDIA, INC.                        B3       CCC
         2,609,544       Term Loan, maturing March 31, 2007                                     2,495,377
                                                                                          ---------------
                                                                                              103,670,989
                                                                                          ---------------
RADIO AND TV BROADCASTING: 4.7%
                         BLOCK COMMUNICATIONS, INC.                   Ba2       BB-
         2,819,660       Term Loan, maturing November 15, 2009                                  2,846,094
                         CITADEL BROADCASTING COMPANY                 Ba2        B+
         1,820,000       Revolver, maturing April 02, 2008                                      1,765,400
           483,778       Term Loan, maturing June 26, 2008                                        485,290

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P            VALUE
---------------------------------------------------------------------------------------------------------
RADIO AND TV BROADCASTING (CONTINUED)
                         CUMULUS MEDIA, INC.                          Ba3       B+
     $   2,985,000       Term Loan, maturing March 28, 2010                               $     3,022,313
                         EMMIS OPERATING COMPANY                      Ba2       B+
        10,982,904       Term Loan, maturing August 31, 2009                                   11,120,190
                         FISHER BROADCASTING, INC.                    Ba3       B+
         1,985,000       Term Loan, maturing February 28, 2010                                  1,988,722
                         GRAY TELEVISION, INC.                        Ba3       B+
         4,000,000       Term Loan, maturing December 31, 2010                                  4,043,500
                         LIN TELEVISION CORPORATION                   Ba2       BB
         2,097,143       Term Loan, maturing December 31, 2007                                  2,117,366
                         PAXSON COMMUNICATIONS CORPORATION             B1       BB-
         4,887,500       Term Loan, maturing June 30, 2006                                      4,908,883
                         SINCLAIR BROADCAST GROUP, INC.               Ba2       BB
         4,859,000       Term Loan, maturing December 31, 2009                                  4,902,386
         2,915,400       Term Loan, maturing December 31, 2009                                  2,938,306
                         SPANISH BROADCASTING SYSTEMS                  B1       B+
         2,000,000       Term Loan, maturing October 30, 2009                                   2,020,000
                         SUSQUEHANNA MEDIA COMPANY                    Ba1       BB-
         2,462,500       Term Loan, maturing June 30, 2008                                      2,487,125
                         TELEVICENTRO OF PUERTO RICO, LLC             Ba2       BB
         1,862,857       Term Loan, maturing December 31, 2007                                  1,880,821
                                                                                          ---------------
                                                                                               46,526,396
                                                                                          ---------------
RETAIL STORES: 2.9%
                         ADVANCE STORES COMPANY, INC.                 Ba3       BB
         3,348,233       Term Loan, maturing November 30, 2007                                  3,385,900
         3,348,233       Term Loan, maturing November 30, 2007                                  3,374,392
                         CH OPERATING, LLC                             B2       B+
         1,919,238       Term Loan, maturing June 21, 2007                                      1,919,238
                         CSK AUTO, INC.                               Ba3       BB-
         1,500,000       Term Loan, maturing February 15, 2006                                  1,514,532
                         PANTRY, INC.                                  B1       B+
         5,901,185       Term Loan, maturing March 31, 2007                                     5,974,950
                         PETCO ANIMAL SUPPLIES, INC.                  Ba3       BB-
         2,553,010       Term Loan, maturing October 26, 2008                                   2,584,923
                         RITE AID CORPORATION                          B1       BB
         8,000,000       Term Loan, maturing April 30, 2008                                     8,125,832
                         TRAVELCENTERS OF AMERICA, INC.               Ba3       BB
         2,370,452       Term Loan, maturing November 14, 2008                                  2,387,491
                                                                                          ---------------
                                                                                               29,267,258
                                                                                          ---------------
SATELLITE: 1.3%
                         ECHOSTAR DBS CORPORATION                     Ba3       BB-
        12,000,000       Floating Rate Note, maturing
                          October 01, 2008                                                     12,390,000
                         PANAMSAT CORPORATION                         Ba2       BB
         1,000,000       Term Loan, maturing September 30, 2010                                 1,011,042
                                                                                          ---------------
                                                                                               13,401,042
                                                                                          ---------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P            VALUE
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT: 6.1%
                         AMERICAN TOWER, L.P.                          B1        B
     $  10,064,522       Term Loan, maturing June 30, 2007                                $    10,077,102
         1,071,567       Term Loan, maturing December 31, 2007                                  1,078,446
                         CROWN CASTLE OPERATING COMPANY                B1       B-
         4,066,258       Term Loan, maturing September 15, 2007                                 4,082,372
        17,435,000       Term Loan, maturing September 30, 2010                                17,628,964
                         PINNACLE TOWERS, INC.                         B1       NR
        10,457,423       Term Loan, maturing October 31, 2005                                  10,450,887
                         SPECTRASITE COMMUNICATIONS, INC.              B1       B+
        10,281,954       Term Loan, maturing December 31, 2007                                 10,420,761
         4,905,408       Term Loan, maturing December 31, 2007                                  4,922,783
                         TRIPOINT GLOBAL COMMUNICATIONS, INC.          NR       NR
         2,331,867       Term Loan, maturing May 31, 2006                                       2,238,593
                                                                                          ---------------
                                                                                               60,899,908
                                                                                          ---------------
TEXTILES AND LEATHER: 2.4%
                    (2)  GALEY & LORD, INC.                           Caa2      NR
         2,692,043       Term Loan, maturing April 02, 2005                                     1,009,516
         1,927,515       Term Loan, maturing April 01, 2006                                       722,818
                         LEVI STRAUSS & COMPANY                       Caa2      BB-
         2,000,000       Term Loan, maturing September 29, 2009                                 2,050,000
                         MALDEN MILLS INDUSTRIES, INC.                 NR       NR
           893,051       Term Loan, maturing October 01, 2008                                     602,985
         3,125,677       Term Loan, maturing October 01, 2008                                   3,125,677
                         POLYMER GROUP, INC.                           NR       NR
         8,843,705       Term Loan, maturing December 31, 2006                                  8,832,650
                         TARGUS GROUP, INC.                            NR       NR
         6,049,003       Term Loan, maturing August 31, 2006                                    5,353,368
                         WILLIAM CARTER COMPANY                        Ba3      BB
         1,752,511       Term Loan, maturing September 08, 2008                                 1,763,464
                                                                                          ---------------
                                                                                               23,460,478
                                                                                          ---------------
UTILITIES: 2.8%
                         CALPINE CONSTRUCTION FINANCE COMPANY, L.P.    NR       B+
         2,000,000       Term Loan, maturing February 26, 2009                                  2,064,166
                         CALPINE CORPORATION                           B2        B
         8,982,500       Term Loan, maturing July 16, 2007                                      8,513,164
         9,476,250       Term Loan, maturing July 16, 2007                                      9,310,569
                         CENTERPOINT ENERGY, INC.                      Ba1     BBB-
         3,500,000       Term Loan, maturing October 07, 2006                                   3,537,188
                         MICHIGAN ELECTRIC TRANSMISSION COMPANY        Baa2     BB+
         2,962,500       Term Loan, maturing May 01, 2007                                       2,977,929
                         PIKE ELECTRIC, INC.                           Ba3      BB-
         1,611,765       Term Loan, maturing April 18, 2010                                     1,623,350
                                                                                          ---------------
                                                                                               28,026,366
                                                                                          ---------------
                         TOTAL SENIOR LOANS
                          (COST $1,593,929,812)                                           $ 1,580,484,387
                                                                                          ---------------

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                                                                       BANK LOAN
                                                                       RATINGS+
                                                                      (UNAUDITED)
PRINCIPAL AMOUNT         BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P            VALUE
---------------------------------------------------------------------------------------------------------
OTHER CORPORATE DEBT: 1.5%

DATA AND INTERNET SERVICES: 0.1%
                         ARCH WIRELESS HOLDINGS, INC.                  Ca       NR
     $     739,789       Subordinated Note, maturing May 15, 2009                         $       865,553
FINANCE: 1.0%
                         VALUE ASSET MANAGEMENT, INC.                  B3        B
        10,000,000       Senior Subordinated Bridge Note,
                          maturing August 31, 2005                                              9,675,000
HEALTHCARE, EDUCATION AND CHILDCARE: 0.0%
                         BLOCK VISION HOLDINGS CORPORATION             NR       NR
            13,365       Junior Term Loan, maturing
                          January 31, 2006                                                             --
HOME AND OFFICE FURNISHING, HOUSEWARES: 0.0%
                         MP HOLDINGS, INC.                             NR       NR
            45,229       Subordinated Note, maturing March 14, 2007                                42,967
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 0.3%
                         PAINT SUNDRY BRANDS CORPORATION               B2       B+
         2,875,000       Subordinated Note, maturing
                           August 11, 2008                                                      2,601,875
TEXTILES AND LEATHER: 0.1%
                         TARTAN TEXTILE SERVICES, INC.                 NR       NR
         1,332,583       Subordinated Note, maturing April 01, 2011                             1,332,583
                                                                                          ---------------
                         TOTAL OTHER CORPORATE DEBT
                          (COST $14,232,242)                                                   14,517,978
                                                                                          ---------------

                         SECURITY DESCRIPTION                                                  VALUE
---------------------------------------------------------------------------------------------------------
EQUITIES AND OTHER ASSETS: 4.2%

                (@)      Acterna, LLC (102,534 Common Shares)                                   1,304,647
           (@), (R)      Acterna, Inc. -- Contingent Right                                             --
      (1), (@), (R)      Allied Digital Technologies Corporation
                          (Residual Interest in Bankruptcy Estate)                                186,961
           (@), (R)      AM Cosmetics Corporation (Liquidation Interest)                               50
           (@)           Arch Wireless Holdings, Inc. (77,124 Common Shares)                    1,347,356
           (@), (R)      Block Vision Holdings Corporation (571 Common Shares)                         --
      (2), (@), (R)      Boston Chicken, Inc. (Residual Interest in
                          Boston Chicken Plan Trust)                                            6,990,635
           (@), (R)      Cedar Chemical (Liquidation Interest)                                         --
           (@), (R)      Covenant Care, Inc. (Warrants for 19,000 Common Shares,
                          Expires January 13, 2005)                                                    --
           (@), (R)      Covenant Care, Inc. (Warrants for 26,901 Common Shares,
                          Expires March 31, 2013)                                                      --
           (@)           Dan River, Inc. (127,306 Common Shares)                                   98,026
           (@), (R)      Decision One Corporation (350,059 Common Shares)                              --
      (2), (@), (R)      Electro Mechanical Solutions (Residual Interest in
                          Bankruptcy Estate)                                                        4,387
           (@), (R)      Enginen Realty (1,025 Common Shares)                                          --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                         SECURITY DESCRIPTION                                                  VALUE
---------------------------------------------------------------------------------------------------------
           (@), (R)      Enterprise Profit Solutions (Liquidation Interest)               $            --
      (4), (@), (R)      Euro United Corporation (Residual Interest in
                          Bankruptcy Estate)                                                    4,466,250
      (2), (@), (R)      Exide Technologies (Warrants for 16,501 Common Shares,
                          Expires March 16, 2006)                                                     165
                (@)      Genesis Health Ventures, Inc. (40,605 Common Shares)                   1,275,403
                (@)      Genesis Health Ventures, Inc. (2,223 Preferred Shares)                   267,872
      (2), (@), (R)      Grand Union Company (Residual Interest in Bankruptcy Estate)              90,339
                (@)      Hayes Lemmerz (73,835 Common Shares)                                   1,188,744
                (@)      Hayes Lemmerz (246 Preferred Shares)                                       3,961
           (@), (R)      Holmes Products Corporation (Warrants for 13,848,.56
                          Common Shares, Expires May 7, 2006)                                          --
                (@)      HQ Global (1,523 Common Shares)                                               --
                         HQ Global (2,461,860 Preferred Shares)                                 2,009,926
      (2), (@), (R)      Humphreys, Inc. (Residual Interest in Bankruptcy Estate)                      --
           (@), (R)      IHDG Realty (300,141 Common Shares)                                            1
           (@), (R)      Imperial Home Decor Group, Inc. (300,141 Common Shares)                        1
      (2), (@), (R)      Insilco Technologies (Residual Interest in Bankruptcy Estate)             43,482
           (@), (R)      Intera Group, Inc. (864 Common Shares)                                        --
      (2), (@), (R)      IT Group, Inc. (Residual Interest in Bankruptcy Estate)                  366,989
      (2), (@), (R)      Kevco, Inc. (Residual Interest in Bankruptcy Estate)                     147,443
           (@), (R)      Malden Mills Industries, Inc. (530,576 Common Shares)                         --
           (@), (R)      Malden Mills Industries, Inc. (1,733,907 Preferred Shares)                    --
                (@)      Microcell Telecommunications, Inc. (98,449 1st Preferred
                          Non-Voting Shares)                                                    1,381,800
                (@)      Microcell Telecommunications, Inc. (53,271 2nd Preferred
                          Non-Voting Shares)                                                      748,105
           (@), (R)      Morris Material Handling, Inc. (481,373 Common Shares)                   938,677
           (@), (R)      MP Holdings, Inc. (590 Common Shares)                                          6
           (@), (R)      Murray's Discount Auto Stores, Inc. (Interest in Undistributed
                          Escrow Account)                                                         510,279
           (@), (R)      Neoplan USA Corporation (17,348 Common Shares)                                --
           (@), (R)      Neoplan USA Corporation (1,814,180 Series B Preferred Shares)                 --
           (@), (R)      Neoplan USA Corporation (1,084,000 Series C Preferred Shares)            428,603
           (@), (R)      Neoplan USA Corporation (3,524,300 Series D Preferred Shares)          3,524,300
           (@), (R)      New Piper Aircraft (Residual Interest in Litigation Proceeds)                 --
           (@), (R)      New World Restaurant Group, Inc. (Warrants for 4,489
                          Common Shares, Expires June 15, 2006)                                    61,589
           (@), (R)      Safelite Glass Corporation (660,808 Common Shares)                     7,797,534
           (@), (R)      Safelite Realty (44,605 Common Shares)                                         1
           (@), (R)      Sarcom, Inc. (462,984 Common Shares)                                          --
           (@), (R)      Sarcom, Inc. (4,015 Preferred Shares)                                    935,019
           (@), (R)      Scientific Games Corporation (48,930 Non-Voting Common Shares)           795,601
           (@), (R)      Soho Publishing (17,582 Common Shares)                                       176
           (@), (R)      Stellex Aerostructures, Inc. (11,130 Common Shares)                           --
           (@), (R)      Targus Group, Inc. (Warrants for 66,824 Common Shares,
                          Expires December 6, 2012)                                                    --

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

                         SECURITY DESCRIPTION                                                  VALUE
---------------------------------------------------------------------------------------------------------
           (@), (R)      Tartan Textile Services, Inc. (23,449 Shares of
                          Series D Preferred Stock)                                       $     2,344,900
           (@), (R)      Tartan Textile Services, Inc. (36,775 Shares of
                          Series E Preferred Stock)                                             1,287,125
           (@), (R)       Teligent, Inc. (50 Common Shares)                                            --
           (@), (R)      Tembec, Inc. (167,239 Common Shares)                                     919,885
      (1), (@), (R)      Transtar Metals (Residual Interest in Bankruptcy
                          Estate)                                                                      --
      (1), (@), (R)      TSR Wireless, LLC (Residual Interest in Bankruptcy
                          Estate)                                                                      --
      (2), (@), (R)      U.S. Aggregates (Residual Interest in Bankruptcy
                          Estate)                                                                      --
      (2), (@), (R)      U.S. Office Products Company (Residual Interest in
                          Bankruptcy Estate)                                                           --
                                                                                          ---------------
                         TOTAL FOR EQUITIES AND OTHER ASSETS
                          (COST $48,123,649)                                                   41,466,238
                                                                                          ---------------
                         TOTAL INVESTMENTS
                          (COST $1,656,285,703)(5)                              164.4%    $ 1,636,468,603
                         PREFERRED SHARES AND LIABILITIES IN EXCESS OF
                          CASH AND OTHER ASSETS, NET                            (64.4)       (640,874,807)
                                                                                -----     ---------------
                         NET ASSETS                                             100.0%    $   995,593,796
                                                                                =====     ===============

----------
(@)  Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Security Act of 1933, as amended contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
NR   Not Rated
+ Bank Loans rated below Baa3 by Moody's Investor Services, Inc. or BBB- by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)  Loan is on non-accrual basis.
(4) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5) For federal income tax purposes, the cost of investment is $1,654,889,703 and net unrealized depreciation consists of the following:

                       Gross Unrealized Appreciation   $   25,025,196
                       Gross Unrealized Depreciation      (43,446,296)
                                                       --------------
                         Net Unrealized Depreciation   $  (18,421,100)
                                                       ==============

                 See Accompanying Notes to Financial Statements

                              ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust held August 19, 2003, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

ING PRIME RATE TRUST, COMMON SHARES

1. To elect nine members of the Board of Trustees to represent the interests of the holders of the Common Shares of the Trust until the election and qualification of their successors.

ING PRIME RATE TRUST, PREFERRED SHARES

2. To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares -- Series M, T, W, TH, and F of the Trust -- until the election and qualification of their successors.

ING PRIME RATE TRUST

3. To ratify selection of KPMG LLP as the current independent auditor of the Trust.

4. To approve a Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., with no change in the advisor, the portfolio managers, or the overall management fee paid by the Trust.

5. To transact such other business as may properly come before the Annual Meeting or any adjournment(s) or postponement(s) thereof.

                                                                  SHARES VOTED        SHARES       BROKER    TOTAL SHARES
                         PROPOSAL          SHARES VOTED FOR   AGAINST OR WITHHELD    ABSTAINED    NON-VOTE       VOTED
                   ---------------------   ----------------   -------------------   -----------   --------   ------------
Common                Paul S. Doherty         114,685,160          2,423,071                --       --      117,108,231
Shares               J. Michael Earley        114,782,052          2,326,179                --       --      117,108,231
Trustees           R. Barbara Gitenstein      114,708,163          2,400,068                --       --      117,108,231
                    Thomas J. McInerney       114,686,460          2,421,771                --       --      117,108,231
                     David W.C. Putnam        114,770,313          2,337,918                --       --      117,108,231
                      Blaine E. Rieke         114,692,561          2,415,670                --       --      117,108,231
                      John G. Turner          114,800,060          2,308,171                --       --      117,108,231
                     Roger B. Vincent         114,776,458          2,331,773                --       --      117,108,231
                   Richard A. Wedemeyer       114,695,507          2,412,724                --       --      117,108,231

Preferred Shares       Walter H. May               17,595                 62                --       --           17,657
Trustees               Jock Patton                 17,580                 77                --       --           17,657

KPMG LLP                     3                114,713,065          1,205,046         1,207,777       --      117,125,888

Sub-Advisory
Agreement                    4                113,175,355          2,221,470         1,729,063       --      117,125,888

Such other
business                     5                111,634,959          2,906,152         2,584,777       --      117,125,888

                              ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of December 31, 2003 was 7,667 which does not include approximately 50,098 beneficial owners of shares held in the name of brokers of other nominees.

                              ING Prime Rate Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees. A trustee who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Trustees are listed below. The statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                                                                  NUMBER OF
                                                                           PRINCIPAL            PORTFOLIOS IN        OTHER
                                  POSITION(S)      TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
        NAME, ADDRESS              HELD WITH       AND LENGTH OF          DURING THE             OVERSEEN BY        HELD BY
          AND AGE              THE REGISTRANT(S)   TIME SERVED(1)       PAST FIVE YEARS           TRUSTEE           TRUSTEE
        -------------          -----------------   --------------       ---------------         -------------   --------------
NON-INTERESTED TRUSTEES:

Paul S. Doherty(2)                  Trustee       November          Mr. Doherty is President         116        None
7337 E. Doubletree Ranch Rd.                      1999 - present    and Partner, Doherty,
Scottsdale, Arizona 85258                                           Wallace, Pillsbury and
Born: 1934                                                          Murphy, P.C., Attorneys
                                                                    (1996 - Present); and
                                                                    Trustee of each of the
                                                                    funds managed by
                                                                    Northstar Investment
                                                                    Management Corporation
                                                                    (1993 - 1999).

J. Michael Earley(3)                Trustee       February          President and Chief              116        None
7337 E. Doubletree Ranch Rd.                      2002 - present    Executive Officer,
Scottsdale, Arizona 85258                                           Bankers Trust Company,
Born: 1945                                                          N.A. (1992 - Present).

R. Barbara Gitenstein(2)            Trustee       February          President, College of            116        None
7337 E. Doubletree Ranch Rd.                      2002 - present    New Jersey (1999 -
Scottsdale, Arizona 85258                                           Present).
Born: 1948

Walter H. May(2)                    Trustee       November          Retired. Formerly,               116        Best Prep
7337 E. Doubletree Ranch Rd.                      1999 - present    Managing Director and                       Charity
Scottsdale, Arizona 85258                                           Director of Marketing,                      (1991 -
Born: 1936                                                          Piper Jaffray, Inc.;                        Present).
                                                                    Trustee of each of the
                                                                    funds managed by
                                                                    Northstar Investment
                                                                    Management Corporation
                                                                    (1996 - 1999).

Jock Patton(2)                      Trustee       August            Private Investor (June           116        Director,
7337 E. Doubletree Ranch Rd.                      1995 - present    1997 - Present).                            Hypercom, Inc.
Scottsdale, Arizona 85258                                           Formerly Director and                       (January 1999
Born: 1945                                                          Chief Executive Officer,                    - Present); JDA
                                                                    Rainbow Multimedia                          Software Group,
                                                                    Group, Inc. (January                        Inc. (January
                                                                    1999 - December 2001).                      1999 - Present).

                              ING Prime Rate Trust

                                                                                                  NUMBER OF
                                                                           PRINCIPAL            PORTFOLIOS IN          OTHER
                                  POSITION(S)      TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
        NAME, ADDRESS              HELD WITH       AND LENGTH OF          DURING THE             OVERSEEN BY          HELD BY
          AND AGE              THE REGISTRANT(S)   TIME SERVED(1)       PAST FIVE YEARS           TRUSTEE             TRUSTEE
          -------              -----------------   --------------       ---------------           -------             -------
David W.C. Putnam(3)                Trustee       November          President and Director,          116        Director of F.L.
7337 E. Doubletree Ranch Rd.                      1999 - present    F.L. Putnam Securities                      Putnam Securities
Scottsdale, Arizona 85258                                           Company, Inc. and its                       company, Inc. (June
Born: 1939                                                          affiliates; President,                      1978 to Present);
                                                                    Secretary and Trustee,                      F.L. Putnam
                                                                    The Principled Equity                       Investment Managment
                                                                    Market Fund. Formerly,                      Company (December
                                                                    Trustee, Trust Realty                       2001 to Present);
                                                                    Trust (December Corp.;                      Asian Amerrican Bank
                                                                    Anchor Investment Trust;                    and Trust company
                                                                    Bow 2000 - Present);                        (June 1992 to
                                                                    Ridge Mining Company and                    Persent); and Notre
                                                                    each of the F.L. Putnam                     Dame Health Care
                                                                    funds managed by                            Center (1991 to
                                                                    Northstar Investment                        Present). He is also
                                                                    Foundation Management                       a Trustee of The
                                                                    Corporation (1994 -                         Principiled Equity
                                                                    1999).                                      Market Fund
                                                                                                                (November 1996 to
                                                                                                                Present); Anchor
                                                                                                                International Bond
                                                                                                                (December 2000 -
                                                                                                                Present);
                                                                                                                Progressive Capital
                                                                                                                Accumulation Trust
                                                                                                                (August 1998 -
                                                                                                                Present); Principled
                                                                                                                Equity Market Fund
                                                                                                                (November 1996 -
                                                                                                                Present), Mercy
                                                                                                                Endowment Foundation
                                                                                                                (1995 - Present);
                                                                                                                Director, F.L.
                                                                                                                Putnam Investment
                                                                                                                Management Company
                                                                                                                (December 2001 -
                                                                                                                Present); Asian
                                                                                                                American Bank and
                                                                                                                Trust Company (June
                                                                                                                1992 - Present); and
                                                                                                                Notre Dame Health
                                                                                                                Care Center (1991 -
                                                                                                                Present) F.L. Putnam
                                                                                                                Securities Company,
                                                                                                                Inc. (June 1978 -
                                                                                                                Present); and an
                                                                                                                Honorary Trustee,
                                                                                                                Mercy Hospital (1973
                                                                                                                - Present).

Blaine E. Rieke                     Trustee       February          General Partner,                 116        Morgan Chase Trust
7337 E. Doubletree Ranch Rd.                      2001 - present    Huntington Partners                         Co. (January 1998 -
Scottsdale, Arizona 85258                                           (January 1997 -                             Present).
Born: 1933                                                          Present). Chairman of
                                                                    the Board and Trustee of
                                                                    each of the funds
                                                                    managed by ING
                                                                    Investment Management
                                                                    Co. LLC (November 1998 -
                                                                    February 2001).

Roger B. Vincent                    Trustee       February          President, Springwell            116        Director, AmeriGas
7337 E. Doubletree Ranch Rd.                      2002 - present    Corporation (1989 -                         Propane, Inc. (1998
Scottsdale, Arizona 85258                                           Present). Formerly,                         - Present).
Born: 1945                                                          Director Tatham
                                                                    Offshore, Inc. (1996 -
                                                                    2000).

Richard A. Wedemeyer(3)             Trustee       February          Retired. Mr. Wedemeyer           116        Touchstone
7337 E. Doubletree Ranch Rd.                      2001 - present    was formerly Vice                           Consulting Group
Scottsdale, Arizona 85258                                           President - Finance and                     (1997 - Present).
Born: 1936                                                          Administration, Channel
                                                                    Corporation (June 1996 -
                                                                    April 2002). Formerly
                                                                    Trustee, First Choice
                                                                    Funds (1997 - 2001); and
                                                                    of each of the funds
                                                                    managed by ING
                                                                    Investment Management
                                                                    Co. LLC (1998 - 2001).

                              ING Prime Rate Trust

                                                                                                  NUMBER OF
                                                                           PRINCIPAL            PORTFOLIOS IN          OTHER
                                  POSITION(S)      TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
        NAME, ADDRESS              HELD WITH       AND LENGTH OF          DURING THE             OVERSEEN BY          HELD BY
          AND AGE              THE REGISTRANT(S)   TIME SERVED(1)       PAST FIVE YEARS           TRUSTEE             TRUSTEE
        -------------          -----------------   --------------       ---------------         -------------      -------------
INTERESTED TRUSTEES:

Thomas J. McInerney(4)              Trustee       February          Chief Executive Officer,         170        Director,
7337 E. Doubletree Ranch Rd.                      2001 - present    ING U.S. Financial                          Hemisphere, Inc.
Scottsdale, Arizona 85258                                           Services (September 2001                    (May 2003 -
Born: 1956                                                          to present); General                        Present). Director,
                                                                    Manager and Chief                           Equitable Life
                                                                    Executive Officer, ING                      Insurance Co.,
                                                                    U.S. Worksite Financial                     Golden American Life
                                                                    Services (December 2000                     Insurance Co., Life
                                                                    to present); Member, ING                    Insurance Company of
                                                                    Americas Executive                          Georgia, Midwestern
                                                                    Committee (2001 to                          United Life
                                                                    present); President,                        Insurance Co.,
                                                                    Chief Executive Officer                     ReliaStar Life
                                                                    and Director of Northern                    Insurance Co.,
                                                                    Life Insurance Company                      Security Life of
                                                                    (2001 to present), ING                      Denver, Security
                                                                    Aeltus Holding Company,                     Connecticut Life
                                                                    Inc. (2000 to present),                     Insurance Co.,
                                                                    ING Retail Holding                          Southland Life
                                                                    Company (1998 to                            Insurance Co., USG
                                                                    present). Formerly, ING                     Annuity and Life
                                                                    Life Insurance and                          Company, and United
                                                                    Annuity Company (1997 to                    Life and Annuity
                                                                    November 2002), ING                         Insurance Co. Inc.
                                                                    Retirement Holdings,                        (March 2001 -
                                                                    Inc. (1997 to March                         Present); Trustee,
                                                                    2003); General Manager                      Ameribest Life
                                                                    and Chief Executive                         Insurance Co.,
                                                                    Officer, ING Worksite                       (2001-2003);
                                                                    Division (December 2000                     Trustee, First
                                                                    to October 2001),                           Columbine Life
                                                                    President, ING-SCI, Inc.                    Insurance Co.,
                                                                    (August 1997 to December                    (2001-2002); Member
                                                                    2000); President, Aetna                     of the Board,
                                                                    Financial Services                          National Commission
                                                                    (August 1997 to December                    on Retirement
                                                                    2000); and has held a                       Policy,
                                                                    variety of line and                         Competitiveness and
                                                                    corporate staff                             Technology of
                                                                    positions since 1978.                       Connecticut,
                                                                                                                Connecticut Business
                                                                                                                and Industry
                                                                                                                Association,
                                                                                                                Bushnell;
                                                                                                                Connecticut Forum;
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce;
                                                                                                                and is Chairman,
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

John G. Turner(5)                   Trustee       September         Chairman, Hillcrest              116        Director, Hormel
7337 E. Doubletree Ranch Rd.                      2000 - present    Capital Partners (May                       Foods Corporation
Scottsdale, Arizona 85258                                           2002 - Present);                            (March 2000 -
Born: 1939                                                          President, Turner                           Present); Shopko
                                                                    Investment Company                          Stores, Inc. (August
                                                                    (January 2002 -                             1999 - Present); and
                                                                    Present). Mr. Turner was                    M.A. Mortenson
                                                                    formerly Vice Chairman                      Company (March 2002
                                                                    of ING Americas (2000 -                     - Present).
                                                                    2002); Chairman and
                                                                    Chief Executive Officer
                                                                    of ReliaStar Financial
                                                                    Corp.

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Valuation Committee member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services and ING U.S. Worksite Financial Services, both affiliates of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                              ING Prime Rate Trust

                                                                                                      PRINCIPAL
                                                               TERM OF OFFICE                        OCCUPATION(S)
       NAME, ADDRESS              POSITION(S) HELD              AND LENGTH OF                         DURING THE
          AND AGE                 WITH THE TRUST               TIME SERVED(1)                       PAST FIVE YEARS
          -------                 ----------------             --------------                       ---------------
OFFICERS:

James M. Hennessy              President and Chief           February 2001 - present      President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer                                          ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258                                                                 Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Chief Operating Officer       June 2000 - present          Investments, LLC, Lexington Funds
                                                                                          Distributor, Inc., Express America T.C.
                               Senior Executive Vice         June 2000 - February 2001    Inc. and EAMC Liquidation Corp. (since
                               President                                                  December 2001); Executive Vice President
                                                             April 1995 - February 2001   and Chief Operating Officer of ING Funds
                               Secretary                                                  Distributor, LLC (since June 2000).

Michael J. Roland              Executive Vice President      February 2002 - present      Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   and Assistant Secretary                                    Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258                                                                 Services, LLC, ING Funds Distributor, LLC,
Born: 1958                     Chief Financial Officer       June 1998 - present          ING Advisors, Inc., ING Investments, LLC
                                                                                          (December 2001 to present), Lexington
                               Senior Vice President         June 1998 - February         Funds Distributor, Inc., Express America
                                                             2002                         T.C. Inc. and EAMC Liquidation Corp.
                                                                                          (since December 2001). Formerly, Executive
                                                                                          Vice President, Chief Financial Officer
                                                                                          and Treasurer of ING Quantitative
                                                                                          Management, Inc. (December 2001 to October
                                                                                          2002); and Senior Vice President, ING
                                                                                          Funds Services, LLC, ING Investments, LLC,
                                                                                          and ING Funds Distributor, LLC (June 1998
                                                                                          to December 2001).

Robert S. Naka                 Senior Vice President         November 1999 - present      Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.                                                              Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258      Assistant Secretary           July 1996 - present          Funds Distributor, LLC, ING Advisors,
Born: 1963                                                                                Inc., ING Investments, LLC (October 2001
                                                                                          to present) and Lexington Funds
                                                                                          Distributor, Inc. (since December 2001).
                                                                                          Formerly, Senior Vice President and
                                                                                          Assistant Secretary for ING Quantitative
                                                                                          Management, Inc. (October 2001 to October
                                                                                          2002); Vice President, ING Investments,
                                                                                          LLC (April 1997 to October 1999), and ING
                                                                                          Funds Services, LLC (February 1997 to
                                                                                          August 1999).

Daniel A. Norman               Senior Vice President         April 1995 - present         Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                              LLC (since December 1994); ING Funds
Scottsdale, Arizona 85258      Treasurer                     June 1997 - present          Distributor, LLC (since December 1995);
Born: 1957                                                                                has served as an officer of other
                                                                                          affiliates of ING since February 1992.

Jeffrey A. Bakalar             Senior Vice President         November 1999 - present      Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                              LLC (since November 1999). Formerly Vice
Scottsdale, Arizona 85258                                                                 President and Assistant Portfolio Manager,
Born: 1959                                                                                ING Investments, LLC (February 1998 -
                                                                                          November 1999).

                              ING Prime Rate Trust

                                                                                                        PRINCIPAL
                                                                TERM OF OFFICE                        OCCUPATION(S)
       NAME, ADDRESS              POSITION(S) HELD              AND LENGTH OF                          DURING THE
          AND AGE                  WITH THE TRUST               TIME SERVED(1)                        PAST FIVE YEARS
          -------                  --------------               --------------                        ---------------
Elliot Rosen                   Senior Vice President         May 2002 - present           Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                              LLC (since February 1999). Formerly,
Scottsdale, Arizona 85258                                                                 Senior Vice President IPS-Sendero (May
Born: 1953                                                                                1997 - February 1999).

William H. Rivoir III          Senior Vice President and     February 2001 - present      Senior Vice President and Secretary of ING
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                        Capital Corporation, LLC and ING Funds
Scottsdale, Arizona 85258                                                                 Services, LLC (since February 2001). ING
Born: 1951                                                                                Funds Distributor, LLC, ING Advisors,
                                                                                          Inc., ING Investments, LLC, and Lexington
                                                                                          Funds Distributor, Inc., ING Pilgrim
                                                                                          Funding, Inc., Pilgrim America Financial,
                                                                                          Inc., Express America TC, Inc. and EAMC
                                                                                          Liquidation Corp. (since December 2001).
                                                                                          Formerly, Senior Vice President and
                                                                                          Assistant Secretary of ING Quantitative
                                                                                          Management, Inc. (October 2001 to October
                                                                                          2002) and ING Funds Services, LLC (since
                                                                                          June 1998). ING Investments, LLC, and
                                                                                          Pilgrim America Financial, Inc. (since
                                                                                          February 1999), Senior Vice President of
                                                                                          ING Investments, LLC (since December 1998)
                                                                                          and Assistant Secretary of ING Funds
                                                                                          Distributor, LLC (since February 1999) and
                                                                                          ING Investments, LLC (since June 1998).
                                                                                          America TC, Inc. and EAMC Liquidation
                                                                                          Corp. (since December 2001). Formerly,
                                                                                          Senior Vice President and Assistant
                                                                                          Secretary of ING Funds Services, LLC
                                                                                          (since June 1998), ING Investments, LLC,
                                                                                          and Pilgrim America Financial, Inc. (since
                                                                                          February 1999), Senior Vice President of
                                                                                          ING Investments, LLC (since December 1998)
                                                                                          and Assistant Secretary of ING Funds
                                                                                          Distributor, LLC (since February 1999) and
                                                                                          ING Investments, LLC (since June 1998).

Curtis F. Lee                  Senior Vice President and     February 2002 - present      Senior Vice President and Chief Credit
7337 E. Doubletree Ranch Rd.   Chief Credit Officer                                       Officer of Senior Loans of ING
Scottsdale, Arizona 85258                                                                 Investments, LLC (since August 1999).
Born: 1955                                                                                Formerly, held a series of positions with
                                                                                          Standard Chartered Bank in the credit
                                                                                          approval and problem loan management
                                                                                          functions (August 1992 - June 1999).

Kimberly A. Anderson           Vice President                February 2001 - present      Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.                                                              ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258      Secretary                     February 2001 - August       Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                   2003                         Investments, LLC (since October 2001) and
                                                                                          Lexington Funds Distributor, Inc. (since
                                                                                          December 2001). Formerly, Vice President
                                                                                          for ING Quantitative Management, Inc.
                                                                                          (October 2001 to October 2002); Assistant
                                                                                          Vice President of ING Funds Services, LLC
                                                                                          (November 1999 to January 2001) and has
                                                                                          held various other positions with ING
                                                                                          Funds Services, LLC for more than the last
                                                                                          five years.

                              ING Prime Rate Trust

                                                                                                         PRINCIPAL
                                                                 TERM OF OFFICE                         OCCUPATION(S)
       NAME, ADDRESS                  POSITION(S) HELD            AND LENGTH OF                          DURING THE
          AND AGE                      WITH THE TRUST             TIME SERVED(1)                      PAST FIVE YEARS
       -------------                  ----------------           --------------                      ----------------
Robyn L. Ichilov               Vice President                November 1997 - present      Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.                                                              (October 2001 to present) and ING
Scottsdale, Arizona 85258                                                                 Investments, LLC (August 1997 to present);
Born: 1967                                                                                Accounting Manager, ING Investments, LLC
                                                                                          (November 1995 to present).

J. David Greenwald             Vice President                August 2003 - present        Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                                                              of ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                                 Present). Formerly Assistant Treasurer and
Born: 1957                                                                                Director of Mutual Fund Compliance and
                                                                                          Operations of American Skandia, A
                                                                                          Prudential Financial Company (October 1996
                                                                                          - May 2003).

Lauren D. Bensinger            Vice President                March 2003 - present         Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                              Officer, ING Funds Distributor, LLC. (July
Scottsdale, Arizona 85258                                                                 1995 to Present); Vice President (February
Born: 1957                                                                                1996 to Present) and Chief Compliance
                                                                                          Officer (October 2001 to Present) ING
                                                                                          Investments, LLC; Vice President and Chief
                                                                                          Compliance Off

Huey P. Falgout                Secretary                     August 2003 - present        Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                              (November 2002 - Present). Formerly,
Scottsdale, Arizona 85258                                                                 Associate General Counsel of AIG American
Born: 1963                                                                                General (January 1999 - November 2002) and
                                                                                          Associate General Counsel of Van Kampen,
                                                                                          Inc. (April 1992 - January 1999).

Todd Modic                     Vice President                August 2003 - present        Vice President of Financial Reporting-
7337 E. Doubletree Ranch Rd.                                                              Fund Accounting of ING Funds Services, LLC
Scottsdale, Arizona 85258      Assistant Vice President      February 2002 - August       (September 2002 to present). Director of
Born: 1967                                                   2003                         Financial Reporting of ING Investments,
                                                                                          LLC (March 2001 to September 2002).
                                                                                          Formerly, Director of Financial Reporting,
                                                                                          Axient Communications, Inc. (May 2000 to
                                                                                          January 2001) and Director of Finance,
                                                                                          Rural/Metro Corporation (March 1995 to May
                                                                                          2000).

Susan P. Kinens                Assistant Vice President and  February 2003 - present      Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                        Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                 (December 2002 - Present); and has held
Born: 1976                                                                                various other positions with ING Funds
                                                                                          Services, LLC for more than the last five
                                                                                          years.

Maria M. Anderson              Assistant Vice President      August 2001 - present        Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                              Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                                 Formerly, Manager of Fund Accounting and
Born: 1958                                                                                Fund Compliance, ING Investments, LLC
                                                                                          (September 1999 to November 2001); and
                                                                                          Section Manager of Fund Accounting, Stein
                                                                                          Roe Mutual Funds (July 1998 to August
                                                                                          1999).

Theresa Kelety                 Assistant Secretary           August 2003 - Present        Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                              (April 2003 - Present). Formerly, Senior
Scottsdale, Arizona 85258                                                                 Associate with Shearman & Sterling
Born: 1963                                                                                (February 2000 - April 2003) and Associate
                                                                                          with Sutherland Asbill & Brennan (1996 -
                                                                                          February 2000).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
355 S. Grand Avenue, Suite 2000
Los Angeles, CA 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC at 1-800-992-0180. Please read the prospectus carefully before you invest or send money. The Funds' proxy voting record will be available without charge on or about August 31, 2004 on the Funds' website at www.ingfunds.com and on the SEC's website at www.sec.gov.


[ING FUNDS LOGO]

PRTSAR0803-102903